As filed with the Securities and Exchange Commission on October 23, 2018

1933 Act Registration No. 333-215607

1940 Act Registration No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. 6	☑
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 6

(Check appropriate box or boxes.)

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

110 East 59th Street, 33rd Floor

New York, NY 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 883 - 2290

Kathy Cuocolo, 110 East 59th Street, 33rd Floor New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in Accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PROSPECTUS

Syntax ETF Trust (the “Trust”)

Syntax Stratified LargeCap ETF (SSPY)

October 23, 2018

Principal U.S. Listing Exchange: NYSE Arca, Inc.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. It is possible to lose money by investing in the Fund.

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Syntax Stratified LargeCap ETF

OBJECTIVE

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.00%
Total annual Fund operating expenses	0.45%
Fee Waiver/Expense Reimbursement[2]	0.15%
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement[2]	0.30%

(1) Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(2) Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their

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purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$31	$129

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index, which was created by Syntax, LLC, an affiliate of the Fund’s investment adviser, is the stratified-weight version of the widely used S&P 500® Index and holds the same constituents as the S&P 500. “Stratified-weight” refers to the weighting methodology of the Index and is the method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of constituent companies that share “Related Business Risks”. Related Business Risk occurs when two or more companies’ earnings are affected by the same fundamental drivers. The process of identifying, grouping, and diversifying across related business risk is called stratification. The Index rebalances quarterly on the third Friday of each month and will typically include 500 components equally allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The market capitalization of companies in the S&P 500® Index as of March 29, 2018 was between $3.02 billion and $851.3 million.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

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EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

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FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the 500 Series of the Syntax Index Series LP, a privately offered account, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 500 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 500 Series’ nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 500 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 500 Series for the entire period from January 1, 2015 until the Fund’s commencement of operations for which performance information is shown below. The 500 Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-free conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 500 Series. If the 500 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 500 Series is net of all fees. The Fund may be subject to higher fees which would negatively impact performance.

Consistent with the rules of the Index, the 500 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 500 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

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* Performance from January 1, 2015 to the Fund’s commencement of operations is that of the 500 Series of Syntax Index Series LP.

The year to date return of the Fund as of September 30, 2018 is 7.62%.

Highest Quarterly Return	Fourth Quarter 2017	6.25%
Lowest Quarterly Return	Third Quarter 2015	-7.32%

Average Annual Total Returns (for periods ending 12/31/17)*

	One Year	Since Inception (1/1/15)
Return Before Taxes	19.73%	10.42%
Return After Taxes on Distributions**	n/a%	n/a%
Return After Taxes on Distributions and Sale of Fund Shares**	n/a%	n/a%
S&P 500® Index	21.83%	11.41%

(Index returns reflect no deduction for fees, expenses or taxes)

* Performance from January 1, 2015 to the Fund’s commencement of operations is that of the 500 Series of Syntax Index Series LP.

**The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the 500 Series are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ

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from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is:

Name	Start Date
James Thomas Wolfe	Since the Fund’s inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL STRATEGIES INFORMATION

Please see “Principal Strategy” section under “Fund Summary” above for a complete discussion of the Fund's principal investment strategies.

The Index was developed and is maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at www.SyntaxAdvisors.com.

Syntax Indices utilize a proprietary functional information system (“FIS”) developed by Syntax, LLC, an affiliate of Syntax Advisors, LLC, the Fund’s investment adviser, to categorize, group, and stratify constituent securities to create stratified-weighted indices. FIS is a patented technology for mapping economic relationships between the constituent securities of the Index and for managing concentrations of related business risks. Related business risks are not based on companies’ capitalization or past performance, but rather, are based on each company’s current business functions and the functional economic relationships between them. By identifying these underlying business relationships – common suppliers, customers, competitors, products, etc. – FIS identifies shared business risks in a securities portfolio. When financial indices lack tools for identifying these risks, they can become highly exposed to groups of companies that share related business risks.

FIS makes it possible to control for risks shared by groups of related companies by: 1) organizing companies that share related business risks into well-defined functional groups; and 2) weighting these groups to spread exposure across these underlying risks. Other commonly used industry and sector classifications like Global Industry Classification Standard (“GICS”) and Standard Industrial Classification (“SIC”) lack codified definitions and instead simply group together companies that “seem similar”. Syntax’s FIS-based industries are engineered to minimize performance distortions caused by the uncontrolled risk exposures that are present in cap-weighted financial indices. FIS-based sectors effectively group and limit weighting in companies that have shared business functions that can make them perform similarly when events happen to change expectations in a given part of the economy.

The investment objective of every Syntax Index is to deliver returns consistent with the performance objectives of the underlying companies that make up the index. By using FIS and stratification to control for related business risks, Syntax Indices are designed to improve the tracking of the actual medium-to long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming group. Because FIS defines the functional parts of the economy, Syntax Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax, LLC believes that the Syntax Indices serve as a better basis for medium-to-long-term investments in index-tracking funds.

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The Adviser seeks to track the performance of the Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect the Fund's ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

These situations should be rare in U.S. large and mid-cap companies, but in the event that a bankruptcy or other event occurs making a security illiquid, the Adviser intends to allocate to other similar holdings in the portfolio.

The Board of Trustees (the “Board”) of Syntax ETF Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the SAI. The Board may not change the Fund's investment objective without shareholder approval.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund Summary along with additional risk information.

Equity Securities Risk: The Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

Small- And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

Index Tracking Risk: There is a risk that the performance of the Fund may diverge from performance of its underlying Index as a result of tracking error. Tracking error may occur because of the differences between the securities held in the Fund’s portfolio and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, the

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Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because the Fund incurs fees and expenses, while the Index does not.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of its underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Market Trading Risk:

Absence of Active Market. Although Shares of the Fund are listed for trading on one or more stock exchanges, the Fund is a new fund and there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants.

Risk of Secondary Listings. The Fund's Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Fund's Shares will continue to trade on any such stock exchange or in any market or that the Fund's Shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Shares are not Individually Redeemable

Shares may be redeemed at NAV by the Fund only in large lot sizes known as “Creation Units”, which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Fund. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Fund Shares must do so in the secondary market.

Additional Non-Principal Risks

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Fund Shares

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may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Shares of the Fund may trade at prices other than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund's most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund's holdings. The trading price of the Fund's Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of the Fund's portfolio holdings or NAV. Also, in times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market for Shares of the Fund and in executing purchase or redemption orders. As a result, the trading prices of the Fund's Shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), Syntax believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that the Fund's Shares normally will trade on stock exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or Authorized Participants, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

U.S. Tax Risks: To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements. If, for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The tax treatment of certain derivatives is unclear for purpose of determining the Fund’s tax status.

MANAGEMENT

BOARD OF TRUSTEES.  The Board of Trustees is responsible for overseeing the management and business affairs of the Fund. The Board oversees the operations of the Fund by its officers. The Board also reviews management of the Fund’s assets by the investment adviser and sub-adviser. Information about the Board of Trustees and executive officers of the Fund is contained in the SAI.

ADVISER.  Syntax Advisors, LLC (“Syntax” or the “Adviser”) serves as the investment adviser to the Fund and, subject to the supervision of the Board, is responsible for the investment management of the Fund, executed through the selection of the Sub-Adviser for portfolio management and other agreed upon activities. Syntax has been a registered investment adviser since April 21, 2017. Syntax is owned by Syntax, LLC and is controlled by Rory Riggs. As the Fund’s investment adviser, Syntax provides an investment management program for the Fund and manages the investment of the Fund’s assets through sub-advisory relationships. The Adviser’s principal business address is 110 East 59th Street, 31st Floor, New York, NY 10022.

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For the services provided to the Fund under the Investment Advisory Agreement, the Fund expects to pay the Adviser the annual fee set forth below, which is based on a percentage of the Fund’s average daily net assets.

Fund	Advisory Fee
Syntax Stratified LargeCap ETF	0.45%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Fund, except (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (x) extraordinary expenses of the Fund and (xi) fees payable to the Adviser. The payment or assumption by the Adviser of any expense of the Fund that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Fund on any subsequent occasion.

Contractual arrangements have been made with Syntax, through one year from the effective date of this prospectus, to waive fees and/or reimburse fund expenses to the extent that the Fund’s total operating expenses exceed the rates below, excluding, as applicable, (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund. These arrangements cannot be terminated prior to one year from the effective date of this prospectus, without the approval of the Fund’s Board of Trustees. Syntax is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap. The Fund may only make repayments to the Syntax if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the Fund’s net expense ratio in place at the time such amounts were waived; and (2) the Fund’s current net expense ratio (before recoupment).

Fund	Total Operating Expenses after Waiver/Reimbursement
Syntax Stratified LargeCap ETF	0.30%

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SUB-ADVISER.  Pursuant to an investment sub-advisory agreement with Syntax, Vantage Consulting Group (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Fund and performs the day to day management of the Fund and places orders for the purchase and sale of securities for the Fund. For its services to the Fund, the Sub-Adviser is compensated by Syntax. The Sub-Adviser has been a registered investment adviser since June 2, 1986 and is owned by Mark T. Finn. As of December 31, 2017, the Sub-Adviser managed approximately $2.4 billion in assets. The Sub-Adviser’s principal business address is 3500 Pacific Ave. Virginia Beach, VA 23451.

A discussion regarding the Board’s consideration of the investment advisory and sub-advisory agreements will be found in the Trust’s next Annual or Semi-Annual Report to Shareholders, as applicable.

PORTFOLIO MANAGER.  The Fund is managed by the portfolio manager listed below.

Portfolio Manager	Business Experience over Past 5 Years
James Thomas Wolfe	Mr. Wolfe currently serves as portfolio manager. He has held a variety of positions since joining Vantage in 1988 including trader, operations manager, and systems developer specializing in quantitative modeling, and he is currently head trader. Mr. Wolfe is an investment professional with over 25 years of experience. Mr. Wolfe received his BA from Virginia Wesleyan College in 1983 and an MBA from the College of William and Mary in 1989.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund is available in the SAI.

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company is the Administrator for the Fund, the Transfer Agent to the Fund and the Custodian for the Fund's assets.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Fund Shares. The Distributor will not distribute Fund Shares in less than Creation Units, and it does not maintain a secondary market in the Fund Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund Shares.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as the independent registered public accounting firm for the Trust.

Independent auditors

Ernst & Young, Dublin, Ireland, serves as the independent auditors for the Syntax 500 Series of Syntax Index Series, LP.

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Legal Counsel

Chapman and Cutler LLP serves as legal counsel to the Trust and the Fund.

INDEX/TRADEMARK LICENSES AND DISCLAIMER

Syntax, LLC, the Index Provider, is affiliated with the Trust and the Adviser. The Adviser (“Licensee”) has entered into license agreements with the Index Provider pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

The Syntax Stratified LargeCap Index (the “Index”) is the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index. The Index is not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third-party licensors, including Standard & Poor's Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC. S&P® is a registered trademark of Standard & Poor's Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to Syntax, LLC with respect to the Index is the licensing of the S&P 500® Index and its constituents, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN EXCEPT THOSE ARISING FROM FRAUD OR GROSS NEGLIGENCE ON THE PART OF S&P. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE

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OR USE OR AS TO RESULTS TO BE OBTAINED BY SYNTAX, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

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ADDITIONAL PURCHASE AND SALE INFORMATION

The Shares are listed for secondary trading on NYSE Arca, Inc. (the “Exchange”) and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of the Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of the Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods. Information showing the number of days the market price of the Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.SyntaxAdvisors.com.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Fund. The IOPV calculations are estimates of the value of the Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Fund, which is calculated only once a day. Neither the Fund, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would occur, for example from an investor’s efforts to take advantage of a potential arbitrage opportunity, and would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in the large quantities of Creation Units available only from the Fund directly, and that most

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trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in negative impact to the Fund or its shareholders.

BOOK ENTRY. Shares of the Fund are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of the Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS.  As a shareholder, you are entitled to your share of the Fund’s income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund typically earns income dividends from stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividend distributions, if any, for the Fund are generally distributed to shareholders annually, but may vary significantly from period to period. Net capital gains for the Fund are distributed at least annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Shares makes such option available. Distributions

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which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

U.S. FEDERAL INCOME TAXATION

The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of the Fund. The summary is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of the Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.

The Fund has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction. The following information supplements, and should be read in conjunction with, the section in the SAI entitled “U.S. Federal Income Taxation.”

Tax Treatment of the Fund

The Fund intends to qualify and elect to be treated as a separate “regulated investment company” (a “RIC”) under the Internal Revenue Code. To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its

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“investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

As a RIC, the Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

The Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. The Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if the Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, the Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for

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U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of the Fund’s net investment income (except, as discussed below, qualified dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. To the extent designated as capital gain dividends by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualified dividend income are, to the extent of the Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. Substitute payments received on Fund Shares that are lent out will be ineligible for being reported as qualified dividend income.

The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, the Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and generally as capital gain thereafter.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain

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dividends) received from the Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of the Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

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With respect to non-U.S. shareholders of the Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of the Fund’s net capital gain. Special rules apply with respect to dividends of the Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”

In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of the Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Back-Up Withholding.

The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 28% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s U.S. federal income tax liability.

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Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a withholdable payment may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

Withholdable payments generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

The Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in the Fund, please see the section of the SAI entitled “U.S. Federal Income Taxation.”

GENERAL INFORMATION

Syntax ETF Trust was organized as a Delaware statutory trust on June 27, 2013. If shareholders of the Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective series of the Trust and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order

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issued to the Trust, including that such investment companies enter into an agreement with the Trust.

From time to time, the Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of the Fund.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of the Fund’s Shares was greater than the Fund’s NAV per Share (i.e. at a premium) and the number of days it was less than the Fund’s NAV per Share (i.e. at a discount) for various time periods is available by visiting the Fund’s website at www.SyntaxAdvisors.com.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and Foreside Financial Group, LLC (on behalf of Foreside Fund Officer Services, LLC) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by the Fund. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser. Each code of ethics is on public file with, and is available from, the SEC.

DISTRIBUTION PLAN

The Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because Rule 12b-1 fees are paid out of the Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Fund.

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For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

FINANCIAL HIGHLIGHTS

Financial Highlights are not included in this Prospectus because the Fund has not commenced operations prior to the date of this Prospectus.

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WHERE TO LEARN MORE ABOUT THE FUND

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. The Fund’s SAI and, when available, the annual and semi-annual reports to shareholders, each of which will be filed with the SEC, provide more information about the Fund. The SAI contains the financial statements of the 500 Series for the years ended December 31, 2015, 2016 and 2017, which should be read in conjunction with this Prospectus. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year, as applicable. The SAI and the financial statements included in the Trust’s annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, Three Canal Plaza, Suite 100, Portland, Maine, 04101, by visiting the Fund’s website at www.SyntaxAdvisors.com or by calling the following number: (866) 972-4492.

Investor Information:

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC’s Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholder inquiries may be directed to the Fund in writing to Syntax Advisors, LLC at 110 East 59th Street, 31st Floor, New York, NY 10022 or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of the Fund's Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Fund. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Investment Company Act File No.:

811-23227

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SYNTAX ETF TRUST (THE “TRUST”)

STATEMENT OF ADDITIONAL INFORMATION

October 23, 2018

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus for the Trust dated October 23, 2018, as it may be revised from time to time (the “Prospectus”).

Fund	Ticker
SYNTAX STRATIFIED LARGECAP ETF	SSPY

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, Maine, 04101, by visiting the Fund’s website at www.SyntaxAdvisors.com or calling (866) 972-4492.

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GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of one investment series (the “Fund”). The Trust was organized as a Delaware statutory trust on June 27, 2013. The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond to the total return, of a specified market index (the “Index”). Syntax Advisors, LLC (“Syntax” or the “Adviser”) serves as the investment adviser for the Fund. Vantage Consulting Group (“Vantage” or the “Sub-Adviser,” and together with the Adviser, “Advisers”) serves as the investment sub-adviser for the Fund.

The Fund offers and issues Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares have been approved for listing and secondary trading on a national securities exchange (“Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of 25,000 Shares, as set forth in the Prospectus.

Shares may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

ADDITIONAL INDEX INFORMATION

The Syntax Stratified LargeCap Index (the “Index”) is the stratified-weight version of the widely used S&P 500® Index. The Index holds the same constituents as the S&P 500, but the weight of each company in the Index is based on Syntax’s patented methodology to control exposure to related business risks (RBRs).

The Index was developed and is maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500® Index; and (2) the Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based

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on methodology proprietary to Syntax, LLC an affiliate of the investment adviser (the “Index Provider”), using a stratification methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at www.SyntaxAdvisors.com.

Syntax Stratified-Weight Indices represent a major breakthrough in passive index weighting methodology in that they are designed to control for the negative impacts of related business risks. When two or more companies’ earnings are affected by the same fundamental drivers, we say that they share a related business risk. Syntax Indices utilize a proprietary functional information system (“FIS”) developed by Syntax, LLC, to identify related business risks and implement a patented stratified weighting methodology that controls for the inadvertent overweighting of related business risk that regularly occurs in capitalization-weighted and equal-weighted indices. To learn more about FIS, please visit www.SyntaxAdvisors.com.

Stratified-Weight Indices are a new class of passive indexing that mitigates the negative impacts of overweighting related business risks without sacrificing upside performance in normal markets. Stratified-weight indices, together with capitalization-weight and equal-weight indices, form a complementary suite of index weighting methods that each provide a different measure of market performance. Capitalization-weight indices measure aggregate market performance, equal-weight indices measure average company performance, and stratified-weight indices measure diversified business performance. Each are important market benchmarks that offer different perspectives.

The investment objective of every Syntax Index is to deliver returns consistent with the performance objectives of the underlying companies that make up the index. By using FIS and stratification to control for exposure to related business risks, Syntax Indices are designed to improve the tracking of the actual medium-to long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming group. Because FIS defines the related business risks, Syntax Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax, LLC believes that the Syntax Indices serve as a better basis for medium-to-long-term investments in index-tracking funds.

Disclaimer

Syntax, LLC, the Index Provider, is affiliated with the Trust and the Adviser. The Adviser (“Licensee”) has entered into license agreements with the Index Provider pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

The Index is the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index. The Index is not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third-party licensors, including Standard & Poor's Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any

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errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC. S&P® is a registered trademark of Standard & Poor's Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to Syntax, LLC with respect to the Index is the licensing of the S&P 500® Index and its constituents, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN EXCEPT THOSE ARISING FROM FRAUD OR GROSS NEGLIGENCE ON THE PART OF S&P. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SYNTAX, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

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INVESTMENT POLICIES

INVESTMENT STRATEGIES

DIVERSIFICATION STATUS

The Fund is classified as a “diversified” investment company under the 1940 Act.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day – as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by the Custodian until repurchased. No more than an aggregate of 15 percent of the Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, the Fund may invest in short-term instruments, including money market instruments, cash and cash equivalents, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper

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rated at the date of purchase “Prime-1” by Moody’s Investors Service (“Moody’s”) or “A-1” by Standard & Poor’s (“S&P”), or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed

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principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in the Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

TAX RISKS

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available at the Exchange upon request. The

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prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67 percent or more of the voting securities of the Fund present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50 percent of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	Change its investment objective;

2.	Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3.	Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund’s total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund’s total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant Index for creation of Creation Units);

4.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);

5.	Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but the Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6.	Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

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7.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8.	Sell securities short;

9.	Invest in commodities or commodity contracts, except that the Fund may transact in exchange traded futures contracts on securities, stock indices and options on such futures contracts and make margin deposits in connection with such contracts; or

10.	Concentrate its investments in securities of issuers in the same industry, except the Fund will concentrate, as necessary to approximate the composition of the Fund’s underlying Index (the SEC Staff considers concentration to involve more than 25 percent of the Fund’s assets to be invested in an industry or group of industries).

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. The Fund:

1.	Will not invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views.

2.	Will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

3.	Will, under normal circumstances, invest at least 95% of its total assets in common stocks that compose its relevant Index. Prior to any change in the Fund’s 95% investment policy, the Fund will provide shareholders with 60 days written notice.

4.	Will not invest in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed

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its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under “ADDITIONAL PURCHASE AND SALE INFORMATION.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Trust reserves the right to adjust the Share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT.”

The Board has responsibility for the overall management, operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund.

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The Trustees and executive officers of the Trust, along with their year of birth, principal occupations over the past five years, length of time served, total number of portfolios overseen in the fund complex, public and fund directorships held and other positions and their affiliations, if any, with the Adviser, are listed below:

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE LAST 5 YEARS

Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present);	1

Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co-founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present); Director and Board Member, 2 Culfrod Gardens RTM (Property) (200 to present); Director and Board Member (2 Culford Gardens Freehold (Property) (2011 to present)

George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Senior Managing Director and Chief Operating Officer, Pinebridge Investments (investment adviser) (2010 to 2016).	1

Director, Forrester Research, Inc. (technology research company) (1997 to 2015); Director, Daniel J. Edelman Holding (2016 to present) (communications marketing firm); Director, Xometry (advanced manufacturing platform business) (2014 to present); Director, KBL Merger Corp IV (2017 to present) (healthcare).

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Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Dean (since 2008), Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	1	Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds).
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor, MIT Sloan School of Management (since 2015); Principal, The Brattle Group, Inc. (since 1991).	1	Director, Entergy Corp. (2009 to 2015).
Interested Trustees

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Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2009); and is the Chief Executive Officer and Founder of Syntax Indices (Since 2009).	1	Managing Member of Balfour, LLC (since 1991); Board Member, Nuredis, Inc. (2016 to present); President, Biomatrix Corporation (1996 to 2000); Director, Biomatrix Corporation (1990 to 2000); Acting President and Chief Executive Officer of RF&P Corporation (1991 to 1995); Managing Director, PaineWebber Incorporated (1981 to 1990); Co-founder and Chairman, RP Management, LLC Chairman and co-founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co-Founder, Cibus Global, Ltd. (2012 to present) (gene editing agriculture); Director GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).
Kathy Cuocolo (1952)	Trustee and President	Term: Unlimited Trustee since 2018	President, Syntax Advisors, LLC and predecessor companies (2014 to present); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003).	1	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); The China Fund (1999 to 2003).

OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above

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NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Kathy Cuocolo (1952)	President and Treasurer	Since 2018	See Trustee table above
Carly Arison (1990)	Secretary	Since 2018	Vice President, Syntax Advisors, LLC and predecessor companies (2012 to present)
Joseph O’Donnell (1954)	Chief Compliance Officer	Since 2018	Director - Outsourced Business Solutions Group - Foreside LLC October (2017 – present). Board Member, Atlanta Symphony Orchestra (2015 – present); EVP and CCO RidgeWorth Funds (2011 – 2016).

Leadership Structure and Board of Trustees

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described in this SAI, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Sub-Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., a Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of the Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, their investment philosophies, brokerage practices and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

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The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, Sub-Advisory Agreement with the Sub-Adviser, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Advisers’ adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Regular reports are made to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but

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whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Trustees and Officers. There are 6 members of the Board of Trustees, 4 of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Mr. Riggs, an Interested Trustee, serves as Chairman of the Board to act as liaison with the investment adviser, other service providers, counsel and other Trustees generally between meetings. Mr. Lyons serves as Lead Independent Trustee and is a spokesperson for and leader of the Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from fund management.

The Board of Trustees has two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee and the Nominating and Governance Committee are each chaired by an Independent Trustee and composed of all of the Independent Trustees.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Fund provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

Rory Riggs: Rory Riggs is the CEO and Founder of Syntax Indices.

Rory’s idea for Syntax Stratified Indices came from his career in healthcare and the industry’s statistical use of population sampling and stratification across sub-populations to control for inadvertent biases in clinical trial results. To address the potential of similar biases in index results, he and his team identified a new risk category called related business risks; developed a new classification system with which to identify and group related business risk; and implemented a stratified weighting methodology to control for the inadvertent over-weighting of related business risks that regularly occur capitalization-weight and equal-weight methodologies. Using this stratified-weight methodology, Syntax operates a family of Syntax Stratified Indices that includes a Stratified Syntax LargeCap and MidCap Index that provide stratified-weight versions of the widely-followed S&P 500 and the S&P 400.

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Prior to founding Syntax and its parent, Locus Analytics, Rory has been involved in the creation and development of many successful companies in healthcare and bio-technology. These companies include: Royalty Pharma; Fibrogen, Inc.; Cibus, LLC; GeneNews Ltd., Sugen, Inc. and eReceivables Inc. He is currently the chairman and co-founder of Royalty Pharma, the largest investor in revenue-producing intellectual property, principally royalty interests in marketed and late-stage development biopharmaceutical products. In addition, Rory is Chairman and Co-founder of Cibus, the leader in non-transgenic (non-GMO) gene editing in agriculture. He also served as the president and director of Biomatrix Corporation (NYSE: BXM) where he launched Synvisc, an important product in the treatment of osteoarthritis.

Rory received a BA from Middlebury College and an MBA from Columbia University.

Kathy Cuocolo: Kathy Cuocolo is president of Syntax Advisors, LLC, bringing over 30 years of experience in the asset management and ETF industry to Syntax.

Prior to Syntax, Kathy was Managing Director, Head of Global ETF Services at BNY Mellon. Before BNY, Kathy spent 22 years at State Street Corporation, where she rose to Executive Vice President. While at State Street, Kathy brought the first ETF to market, the S&P 500 SPDR, as well as several of the other early ETF products such as the Select Sector SPDR, the Dow Diamond, and CountryBaskets. She began her career at PricewaterhouseCoopers as an audit and consulting manager. She is a Board Member and Audit Chair of Greenbacker Renewable Energy LLC and has been on the Boards of Select Sector SPDRs, The China Fund and Guardian Family of Funds.

Kathy received her B.A. in Accounting Summa Cum Laude from Boston College and is a Certified Public Accountant in Massachusetts.

George Hornig: George Hornig has had a career as a senior operating officer in the financial services industry (asset management, investment banking, insurance and fin-tech).

From 2010 - 2016, George was a Senior Managing Director of PineBridge Investments. George led the restructuring of the operations of this former division of AIG Insurance to make it an independent company after its divestiture. Prior to joining PineBridge, George spent 11 years at Credit Suisse Asset Management as Global Chief Operating Officer. Prior to that, he was Executive Vice President and Chief Operating Officer, Americas, at Deutsche Bank. In 1988, he was a co-founder and Chief Operating Officer of Wasserstein Perella and Company, following his tenure at The First Boston Corp. George also practiced law for two years at Skadden Arps at the start of his career. In addition, George’s career has spanned investments, management and advisor in industries as diverse as health care, manufacturing and the outsourcing of business services, social media, cybersecurity, augmented reality, and e-waste management. Presently he is managing a portfolio of acquisition transactions and venture capital investments. Also he is the Chairman of KBL Merger Corp IV (healthcare industry SPAC), a Director of Edelman (communications marketing firm), and a Director of Xometry (advanced manufacturing platform business). From 1992 to 2012, he was a Director of Unity Mutual Life and from 1996 to 2018, he was a Director of Forrester Research and Chairman of the Audit Committee.

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George received his AB in Economics from Harvard College, his MBA from Harvard Business School and his JD from Harvard Law School.

Deborah Fuhr: Deborah Fuhr is the managing partner and co-founder of ETFGI. Previously she served as global head of ETF research and implementation strategy and as a managing director at BlackRock/Barclays Global Investors from 2008-2011. Fuhr also worked as a managing director and head of the investment strategy team at Morgan Stanley in London from 1997-2008, and as an associate at Greenwich Associates.

Deborah Fuhr is the recipient of the 2014 William F. Sharpe Lifetime Achievement Award for outstanding and lasting contributions to the field of index investing, the Nate Most Greatest Contributor to the ETF industry award , and the ETF.com Lifetime achievement award. She has been named as one of the “100 Most Influential Women in Finance” by Financial News in 2014, 2013, 2012, 2009, 2008 and 2007. Ms. Fuhr won the award for the Greatest Overall Contribution to the development of the Global ETF industry in the ExchangeTradedFunds.com survey in 2011 and 2008, Ms. Fuhr is one of the founders and on the board of Women in ETFs and is on the board of Cancer Research UK’s ‘Women of Influence’ initiative to support female scientists. Ms. Fuhr is on the editorial board of the Journal of Indexes, and Money Management Executive; the advisory board for the Journal of Index Investing; and the investment panel of experts for Portfolio Adviser, the FTSE ICB Advisory Committee, the NASDAQ listing and hearing review council, the International Advisory Committee for the Egyptian Exchange, and the University of Connecticut School of Business International Advisory Board.

She holds a BS degree from the University of Connecticut and an MBA from the Kellogg School of Management at Northwestern University.

Richard Lyons: Richard Lyons is the dean of the Haas School of Business, UC Berkeley, and holds the Bank of America Dean’s Chair.

Prior to becoming dean in July 2008, he served as the chief learning officer at Goldman Sachs in New York, a position he held since 2006. As chief learning officer, Rich was responsible for leadership development among the firm’s managing directors. Prior to Goldman Sachs, Rich served as acting dean of the Haas School from 2004 to 2005 and as executive associate dean and Sylvan Coleman Professor of Finance from 2005 to 2006.

He received his BS with highest honors from UC Berkeley (finance) and his Ph.D. from MIT (economics). Before coming to Haas, Professor Lyons spent six years on the faculty at Columbia Business School. His teaching expertise is in international finance.

Stewart Myers: Stewart C. Myers is the Robert C. Merton (1970) Professor of Finance, Emeritus at the MIT Sloan School of Management.

Mr. Myers is past President of the American Finance Association, a Research Associate at the National Bureau of Economic Research and a principal of the Brattle Group, Inc. His textbook Principles of Corporate Finance (12th ed., with Richard Brealey and Franklin Allen) is known as the “bible” of financial management. His research focuses on the valuation of real and

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financial assets, corporate finance and financial aspects of government regulation of business. He introduced both the tradeoff and pecking order theories of capital structure and was the first to recognize the importance of real options in corporate finance. Myers is the author of influential research papers on many topics, including adjusted present value (APV), rate of return regulation, capital allocation and risk management in banking and insurance, real options, payout policy, and moral hazard and information issues in financing decisions. He has served as a director of Entergy Corporation and CAT Ltd. and as a manager of the Cambridge Endowment for Research in Finance.

He holds an AB from Williams College and an MBA and a PhD from Stanford University.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC and do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays, in the aggregate, each Independent Trustee an annual fee of $25,000. Trustee fees are allocated between the Fund in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

STANDING COMMITTEES

Audit Committee. The Board has an Audit Committee consisting of all Independent Trustees. George Hornig serves as Chair. The Audit Committee meets with the Trust’s independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust’s accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust’s independent auditors. The Audit Committee was established on March 28, 2018 and met once during the calendar year ending December 31, 2018.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee consisting of all Independent Trustees. Richard Lyons serves as Chairperson. The responsibilities of the Nominating and Governance Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance structures and procedures of the Fund; (3) periodically review Trustee compensation, (4) annually review committee and committee chair assignments, (5) annually review the responsibilities and charter of each committee, (6) to plan and administer the Board’s annual self-evaluation, (7) annually

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consider the structure, operations and effectiveness of the Nominating and Governance Committee, and (8) at least annually evaluate the independence of counsel to the Independent Trustees. The Nominating and Governance Committee was established on March 28, 2018 and met once during the calendar year ending December 31, 2018.

The Trustees adopted the following procedures with respect to the consideration of nominees recommended by security holders.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Committee in connection with the Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the SEC or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable)

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owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Committee will not be required to consider such candidate.

OWNERSHIP OF FUND SHARES

As of September 30, 2018, neither the Independent Trustees nor their immediate family members owned beneficially or of record any securities in the Adviser, Sub-Adviser, Principal Underwriter or any person controlling, controlled by, or under common control with the Adviser, Sub-Adviser or Principal Underwriter.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2017.

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Deborah Fuhr	None	None	None
George Hornig	None	None	None
Richard Lyons	None	None	None
Stewart Myers	None	None	None

Interested Trustees:
Rory Riggs	None	None	None
Kathy Cuocolo	None	None	None

CODE OF ETHICS. The Trust, the Adviser, the Sub-Adviser and Foreside Financial Group, LLC (on behalf of Foreside Fund Officer Services, LLC) have each adopted a code of ethics

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under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by the Fund. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser. Each code of ethics, filed as an exhibit to the Trust’s registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICY. The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Sub-Adviser. The Sub-Adviser’s proxy voting policy is attached at the end of this SAI as Appendix A. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available: (1) without charge by calling (866) 972-4492; (2) on the Fund’s website at www.SyntaxAdvisors.com; and (3) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

THE INVESTMENT ADVISER

Syntax Advisors, LLC (“Syntax” or “Adviser”) acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of the Fund. The Adviser’s principal address is 110 East 59th Street, 31st Floor, New York, NY 10022.

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser. The Investment Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with

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respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

For the services provided to the Fund under the Investment Advisory Agreement, the Fund pays the Adviser monthly fees based on a percentage of the Fund’s average daily net assets as set forth in the Fund’s Prospectus. From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund.

The advisory fees paid to the Adviser for the last three fiscal years have been omitted because the Fund has not commenced investment operations as of the date of this SAI.

Syntax has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding, as applicable, (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund.) do not exceed the rates below. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. These arrangements

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cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Fund	Total Operating Expenses after Waiver/Reimbursement
Syntax Stratified LargeCap ETF	0.30%

A discussion regarding the Board’s consideration of the Investment Advisory Agreement can be found in the Trust’s Annual Report to Shareholders for the period ended December 31, 2018. (when available).

SUB-ADVISER

Vantage Consulting Group (“Vantage” or the “Sub-Adviser”), 3500 Pacific Ave. Virginia Beach, VA 23451, serves as the investment sub-adviser for the Fund pursuant to an Investment Sub-Advisory Agreement between the Adviser and Vantage, dated March 2, 2018 (referred to as a “Sub-Advisory Agreement). The Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for the Fund, subject to the supervision by the Adviser. For its services, the Sub-Adviser is compensated by the Adviser.

PORTFOLIO MANAGER

The Sub-Adviser manages the Fund using a team of investment professionals. The professional primarily responsible for the day-to-day portfolio management of the Fund is James Thomas Wolfe.

The following table lists the number and types of accounts, other than the Fund, managed by Mr. Wolfe and the assets under management in those accounts.

Other Accounts Managed as of SEPTEMBER 30, 2018

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)
James Thomas Wolfe	N/A	N/A	Syntax Index Series LP and Syntax Global I, LP	$62,922,532	N/A	N/A

* Mr. Wolfe serves as the portfolio manager for the Fund’s predecessor private fund. Each predecessor private fund is expected to be merged into its corresponding Fund from time to time, following each such Fund’s commencement of operations.

OWNERSHIP OF SECURITIES

The portfolio manager listed above does not beneficially own any Shares of the Fund as of September 30, 2018.

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CONFLICTS OF INTEREST

Description of Material Conflicts of Interest. Because the portfolio manager may manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by the portfolio manager may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts but not others. The portfolio manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio manager does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed.

COMPENSATION

The Sub-Adviser’s compensation and incentive program varies by professional and discipline. A portfolio manager’s compensation is comprised of a fixed based salary and a bonus. The base salary is not based on the value of the assets managed but rather on the individual portfolio manager’s experience and responsibilities. The bonus also varies by individual and is based upon criteria that incorporate the Sub-Adviser’s assessment of the Fund’s performance as well as a portfolio manager’s corporate citizenship and overall contribution to the Firm.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of the Fund.

Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws; provided, however, such indemnity of the Administrator shall not apply in the case of the Administrator’s gross negligence or willful misconduct in the

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performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

State Street also serves as Custodian for the Fund pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds the Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent of the Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”).

Compensation. As compensation for its services under the Administration Agreement, the Custodian Agreement and Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets of the Trust as follows:

For its services as Administrator, State Street is paid an annual fee based on the net assets of the Fund. As the Fund has not yet commenced operation, the Fund has not paid State Street fees for its services as Administrator.

For its services as Custodian and fund accountant, State Street is paid an annual fee based on the net assets of the Fund. It also receives an annual fee for ETF basket creation services. As the Fund has not yet commenced operation, the Fund has not paid State Street fees for its services as Custodian or fund accountant.

THE DISTRIBUTOR

Foreside Fund Services, LLC (“Foreside” or the “Distributor”) is the principal underwriter and Distributor of the Fund’s Creation Units. Its principal address is Three Canal Plaza, Suite 100, Portland, Maine, 04101. Investor information can be obtained by calling (866) 972-4492. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Creation Units of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in numbers less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to Authorized Participants (as defined below) purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser, or an affiliate of the Adviser, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and

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presentations, educational training programs, conferences, the development of technology platforms and reporting systems.

The Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Rule 12b-1 fees are paid out of the Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to the Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days’ written notice to the other party. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days’ notice to the other party thereto.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sale of Fund Shares into account. The Sub-Adviser considers the full range of brokerage services applicable to a particular transaction that may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks when appropriate.

The Sub-Adviser does not currently use the Fund’s assets for, or participate in, third party soft dollar arrangements, although the Sub-Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research.

The Sub-Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary

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consideration is prompt execution of orders at the most favorable net price.

The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The aggregate dollar amount of brokerage commissions paid by the Fund for the last three fiscal years have been omitted because the Fund has not commenced investment operations as of the date of this SAI.

The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.

Holdings in Securities of Regular Broker-Dealers for the most recent fiscal year have been omitted because the Fund has not commenced investment operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses or transaction costs. The overall reasonableness of brokerage commissions and transaction costs is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions and transaction costs paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

DTC acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co. and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Fund does not have information concerning their beneficial ownership held in the names of DTC Participants, as of September 30, 2018 the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of the Fund were as follows:

Fund Name	Name & Address	% OWNERSHIP (Record or Beneficial)
SYNTAX STRATIFIED LARGECAP ETF	Rory Riggs 110 E. 59th St. 31st Floor New York, New York 10022	100% (Beneficial)

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be deemed to have control of the Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor, State Street or an affiliate (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

As of September 30, 2018, the Trustees and officers of the Trust, as a group, other than Rory Riggs owned less than 1% of the Fund’s outstanding Shares. As of September 30, 2018, Rory Riggs was the sole shareholder of the Fund and owned 100% of the Fund’s shares.

PURCHASE AND REDEMPTION OF CREATION UNITS

The Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities included in the relevant Index or in cash for the value of such securities. The value of the Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are set forth in the table below:

FUND	Creation Unit Size
Syntax Stratified LargeCap ETF	25,000

PURCHASE (CREATION). The Trust issues and sells Shares of the Fund only: in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject

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to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to the Fund is, generally, any day on which the NYSE Arca is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities instruments (“Deposit Instruments”) per each Creation Unit, constituting a substantial replication, or (ii) the Deposit Cash constituting the cash value of the Deposit Instruments and “Cash Amount,” computed as described below. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Instruments that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Instruments or Deposit Cash, as applicable, and the Cash Amount constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Amount” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the aggregate market value of the Deposit Instruments or Deposit Cash, as applicable. If the Cash Amount is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such positive amount. If the Cash Amount is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Amount. The Cash Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Instruments or Deposit Cash, as applicable. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required amount of the instruments comprising the Deposit Instruments or the required amount of Deposit Cash, as applicable, as well as the estimated amount of the Cash Amount to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Instruments or the required amount of Deposit Cash, as applicable, is made available.

The identity and required amount of each instrument comprising the Deposit Instruments or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Instruments may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Index.

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As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Instrument which shall be added to the Deposit Instruments, including, without limitation, in situations where such Deposit Instrument: (i) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (ii) in the case of foreign funds holding non-US Deposit Instruments, where such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers , or other similar circumstances; (iii) may not be available in sufficient quantity for delivery; (iv) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; or (v) a holder of Shares of a foreign Fund holding non-US instruments would be subject to unfavorable income tax treatment if the holder receives redemption proceed “in-kind” (collectively, “non-standard orders”). The Trust also reserves the right to include or remove Deposit Instruments from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Deposit Instruments together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from the Fund, including non-standard orders, must be placed for one or more whole Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

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On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Instruments, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Instruments. Foreign Deposit Instruments must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Instruments or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Deposit Instruments must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Amount and the Deposit Instruments or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Transfer Agent.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

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ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Instruments or payment of Deposit Cash, as applicable, and the payment of the Deposit Instruments has been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Instruments (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Instruments for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Deposit Instruments, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Instruments (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Instruments. The Trust may use such Additional Cash Deposit to buy the missing Deposit Instruments at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Instruments, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of the Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Instruments or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80 percent or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Instruments would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent

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and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN WHOLE CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio instruments that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Instruments”). In certain circumstances, Redemption Instruments received on redemption may not be identical to Deposit Instruments.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Redemption Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Redemption Instruments have a value greater than the net asset value of the Shares, a compensating cash

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payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more redemption Instruments.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Redemption Instruments and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of the Fund, the calculation of the value of the Redemption Instruments and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Redemption Instruments and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in kind redemptions of the Fund, in connection with taking delivery of shares of Redemption Instruments upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Instruments are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Redemption Instruments will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holidays Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If the Authorized Participant has not made appropriate arrangements to take delivery of the Redemption Instruments in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in

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cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Redemption Instruments). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Redemption Instruments but does not differ in net asset value.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of Shares for Redemption Instruments will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Redemption Instruments upon redemptions or could not do so without first registering the Redemption Instruments under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Instruments applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Redemption Instruments that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Redemption Instruments.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The Fund may adjust the transaction fee from time to time. The Creation/Redemption Transaction Fee may be waived for the Fund when the Adviser believes that waiver of such fee is in the best interest of the Fund. When determining whether to waive the Creation/Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving such fee will facilitate the initial launch of the Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Fund’s shares; and not result in the Fund bearing additional costs or expenses as a result of such waiver.

An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Redemption Instruments from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

FUND	TRANSACTION FEE	MAXIMUM TRANSACTION FEE
Syntax Stratified LargeCap ETF	$500	$2000

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled “PURCHASE AND SALE OF FUND SHARES” and “ADDITIONAL PURCHASE AND SALE INFORMATION.”

Net asset value per Share for the Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

In computing the Fund’s net asset value per Share, the Fund’s securities holdings are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. In the case of shares of funds that are not traded on an exchange (e.g., mutual funds), last sale price means such fund’s published net asset value per share. Other portfolio securities and assets for

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which market quotations are not readily available are valued based on fair value as determined in good faith by the Oversight Committee in accordance with procedures adopted by the Board. In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Index. This may result in a difference between the Fund’s performance and the performance of the Index.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of such Fund, as if such Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” under the Internal Revenue Code or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT. Broker dealers, at their own discretion, may also offer a dividend reinvestment service under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment service offered by such broker dealer.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the

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Fund and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “U.S. Federal Income Taxation.”

Except to the extent discussed below, this summary assumes that the Fund’s shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, tax-exempt shareholders. This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. This discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Fund has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Fund

In General. The Fund intends to qualify and elect to be treated as a separate regulated investment company (“RIC”) under the Internal Revenue Code. As a RIC, the Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, the Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnership that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and

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(ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or business or in the securities of one or more QPTPs. Furthermore, the Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

Failure to Maintain RIC Status. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. The Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Phantom Income. With respect to some or all of its investments, the Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, the Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also —“Certain Debt Instruments” below.)

Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities

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that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. If the Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or original issue discount in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or original issue discount, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or original issue discount, which could affect the character and timing of recognition of income.

Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if the Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by the Fund will reduce the return from the Fund’s investments.

Special or Uncertain Tax Consequences. The Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

The Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and certain other derivatives and income from foreign currency transactions is unclear for purposes of determining the Fund’s status as a RIC. If a final determination on the tax treatment of the Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

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Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of the Fund’s net investment income and the Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income, as discussed below). Corporate shareholders of the Fund may be eligible to take a dividends-received deduction with respect to such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.

The Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

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Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that the Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consist of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by the Fund from a real estate investment trust (“REIT”) or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

To the extent that the Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets).

The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, a shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain may be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 39.6% and long-term

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capital gain is taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 35% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from the Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Fund Shares will be disallowed under the “wash sale” rules if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Fund Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

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In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Reportable Transactions. If a shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required to file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Dividends. With respect to non-U.S. shareholders of the Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income tax), provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in the

48

Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the United States, the non-U.S. shareholder generally will be exempt from withholding tax, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by the Fund). Lastly, special rules apply with respect to dividends that are subject to the Foreign Investment in Real Property Act (“FIRPTA”), discussed below (see—“Investments in U.S. Real Property”).

Sales of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see —“Investments in U.S. Real Property”).

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Investments in U.S. Real Property. Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as for a U.S. Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. The Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business.

49

An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” A “domestically-controlled RIC” is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if the Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by such Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the United States, subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

Even if the Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends subject to a 30% withholding tax or lower applicable treaty rate).

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of the Fund should consult their tax advisers regarding the application of the rules described above.

Back-Up Withholding

The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 28% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s U.S. federal income tax liability.

50

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a "withholdable payment" may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

The Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

51

CAPITAL STOCK AND SHAREHOLDER REPORTS

The Fund issues Shares of beneficial interest, par value $.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding series of the Trust. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust (i.e., Shares of the Fund) vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the fund) have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund’s assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o Syntax Advisors, LLC, 110 East 59th Street, 31st Floor, New York, NY 10022.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Chapman and Cutler LLP serves as counsel to the Trust and the Fund. Ernst & Young LLP serves as the independent registered public accounting firm to the Trust.

INDEPENDENT AUDITORS

The financial statements of Syntax 500 Series of Syntax Index Series, LP for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, have been audited by Ernst & Young, Dublin, Ireland, independent auditors.

52

FINANCIAL STATEMENTS

   Syntax Stratified LargeCap ETF

Statement of Assets and Liabilities

September 30, 2018

Assets
Cash	$100,000
Total Assets	$100,000
Total Liabilities	$0

Net Assets Consist of Paid in Capital	$100,000
Net Assets	$100,000

Net Asset Value per share 2,500 authorized and outstanding	$40.00

See accompanying notes to the statement of assets and liabilities.

53

   Syntax Stratified LargeCap ETF Fund

Notes to Statement of Assets and Liabilities

September 30, 2018

1.	Organization

Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF (the “Fund”), is a series of the Trust. The Fund has had no operations through September 30, 2018 other than those relating to organizational matters and the sale and issuance of 2,500 shares of beneficial interest in the Fund to Rory Riggs, CEO of Syntax Advisors, LLC, a related party of the Trust, at a net asset value of $40.00 per share.

The initial seed capital of $100,000 represents 2,500 issued shares or 10% of a creation Unit, which has been issued on the Transfer Agent records but will not be placed into DTC for trading until the commencement of operations. The shares will be placed into DTC upon commencement of operations along with an additional deposit representing an additional 90%, or $900,000, of a Creation unit value of $1,000,000.

The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Fund’s investment adviser.

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).

The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the Fund’s investment objective, the Advisor will seek to track the performance of the Syntax Stratified LargeCap Index, which is a stratified-weight version of the widely used S&P 500® Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. Refer to the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

2.	Significant Accounting Policies

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with Accounting Standards Codification (ASC) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

54

   Syntax Stratified LargeCap ETF Fund

Notes to Statement of Assets and Liabilities

September 30, 2018

In preparing the Fund’s financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following is a summary of significant accounting policies followed by the Fund.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service.

Distribution of Income and Gains: The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short- term capital gains, which are included as ordinary income for tax purposes.

Cash: Cash consists of cash held at the Fund’s custodian, State Street Bank and Trust Company.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Organizational and offering costs: Syntax Advisors has agreed to pay all of the Fund’s organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Fund

3.	Capital Share Transactions

The Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the S&P 500.

4.	Fund Fees and Expenses

Investment Management Fees: The Fund pays the Advisor a unitary management fee at a rate of 0.45% of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. Syntax Advisors, LLC (“Syntax Advisors”) provides investment advisory, supervisory and administration services under an investment management agreement. The Fund pays a management fee to Syntax Advisors based on daily Average Net Assets (“ANA”) of 0.45%. Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in

55

   Syntax Stratified LargeCap ETF Fund

Notes to Statement of Assets and Liabilities

September 30, 2018

connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. These arrangements cannot be terminated prior to one year from the effective date without the approval of the Board of Trustees. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. No management fees will be charged until the Fund commences operations.

Distributor, distribution and service fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than creation units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.

The Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operation. Additionally, the implementation of any such payments would be approved by the Board prior to implementation

5.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

6.	Related Party Transactions

There are no related party transactions during the period except as previously disclosed.

7.	Subsequent Events

In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued and no subsequent events were noted.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Syntax ETF Trust and Shareholders of Syntax Stratified LargeCap ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities and the related notes (collectively referred to as the “financial statements”) of Syntax Stratified LargeCap ETF (the “Fund”) (one of the funds constituting the Syntax ETF Trust (the “Trust”)) as of September 30, 2018. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at September 30, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Syntax investment companies since 2018.

Boston, Massachusetts

October 22, 2018

57

Syntax Index Series LP

Syntax 500 Series

Financial statements for the year ended December 31, 2017

SYNTAX INDEX SERIES LP
Syntax 500 Series

FINANCIAL STATEMENTS
for the year ended December 31, 2017

Report of Independent Auditors

To the General Partner, Syntax Index Series, L.P.

We have audited the accompanying financial statements of the Syntax 500 Series (the “Series”) of Syntax Index Series, L.P. (the “Partnership”), which comprise the statement of assets and liabilities, including the schedule of investments, as of December 31, 2017, and the related statements of operations, changes in partner capital and cash flows for the year then ended, and the related notes to the financial statements. These financial statements are the responsibility of the management of Syntax Index Series, LP. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements referred to above present fairly, in all material respects, the assets and liabilities of the Syntax 500 Series of Syntax Index Series, LP at December 31, 2017, and its operating revenues and expenses for the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Ernst & Young

Dublin, Ireland

Date: October 22, 2018

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

		Syntax 500
		Series
Assets
Cash and cash equivalents	2(c)	$385,058
Investments (cost: $28,236,263)	2(d)	29,910,068
Contributions receivable		996,006
Dividends receivable		30,710

Total assets		$31,321,842

Liabilities and Partners’ Capital
Accrued expenses		$89,498
Amounts due to broker		1,326,767
Contributions received in advance		325,000
Withdrawals payable		5,531

Total Liabilities		1,746,796

General Partner capital		1,574,884
Limited Partners’ capital		28,000,162
Total Partners’ capital		29,575,046

Total Liabilities and Partners’ Capital		$31,321,842

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS

December 31, 2017

Syntax 500 Series

Common Stocks	Shares	Value
3M Company	162	38,130
A. O. Smith Corporation	465	28,495
Abbott Laboratories	1,885	107,577
AbbVie, Inc.	429	41,489
Accenture Plc	342	52,357
ACTIVISION BLIZZARD INC	1,649	104,415
Acuity Brands, Inc.	169	29,744
Adobe Systems Incorporated	791	138,615
Advance Auto Parts, Inc.	463	46,156
Advanced Micro Devices, Inc.	3,452	35,487
AES Corporation	9,566	103,600
Aetna Inc.	376	67,827
Affiliated Managers Group, Inc.	171	35,098
Aflac Incorporated	501	43,978
Agilent Technologies, Inc.	764	51,165
Air Products and Chemicals, Inc.	96	15,752
Akamai Technologies, Inc.	1,367	88,910
Alaska Air Group, Inc.	665	48,884
Albemarle Corporation	118	15,091
Alexandria Real Estate Equities, Inc.	158	20,633
Alexion Pharmaceuticals, Inc.	360	43,052
Align Technology, Inc.	216	47,993
Allegion PLC	937	74,548
Allergan, Inc.	245	40,077
Alliance Data Systems Corporation	331	83,902
Alliant Energy Corporation	573	24,416
Allstate Corporation	753	78,847
Altria Group, Inc.	1,619	115,613
Amazon.com, Inc.	27	31,576
Ameren Corporation	407	24,009
American Airlines Group	908	47,243
American Electric Power Company, Inc.	574	42,229
American Express Company	209	20,756
American International Group, Inc.	649	38,667
American Tower Corporation	181	25,823
American Water Works Company Inc.	1,688	154,435
Ameriprise Financial, Inc.	202	34,233
AmerisourceBergen Corporation	446	40,952
AMETEK, Inc.	538	38,989
Amgen Inc.	235	40,867
Amphenol Corporation Class A	432	37,930
Anadarko Petroleum Corporation	604	32,399
Analog Devices, Inc.	1,204	107,192
Andeavor	1,043	119,257
ANSYS, Inc.	1,409	207,954
Anthem Inc	305	68,628
Aon plc	106	14,204
Apache Corporation	633	26,725
Apartment Investment and Management	875	38,246
Apple Inc.	608	102,892
Applied Materials, Inc.	1,335	68,245
Archer-Daniels-Midland Company	3,721	149,138
Arconic Inc	3,156	86,001
Arthur J. Gallagher & Co.	224	14,175
Assurant, Inc.	390	39,328
AT&T Inc.	2,804	109,020
Autodesk, Inc.	1,922	201,483
Automatic Data Processing, Inc.	592	69,376
AutoZone, Inc.	64	45,528
Avago Technologies Limited	396	101,732
AvalonBay Communities, Inc.	212	37,823
Avery Dennison Corporation	679	77,990
Baker Hughes a GE Company	2,552	80,745
Ball Corporation	975	36,904

Common Stocks	Shares	Value
Bank of America Corporation	1,772	52,309
Bank of New York Mellon Corporation	942	50,736
Baxter International Inc.	1,608	103,941
BB&T Corporation	345	17,153
Becton, Dickinson and Company	155	33,087
Berkshire Hathaway Inc. Class B	524	103,867
Best Buy Co., Inc.	1,211	82,917
Biogen Idec Inc.	126	40,140
BlackRock, Inc.	67	34,419
Boeing Company	180	53,084
BorgWarner Inc.	1,437	73,416
Boston Properties, Inc.	165	21,455
Boston Scientific Corporation	1,499	37,160
Brighthouse Financial	733	42,983
Bristol-Myers Squibb Company	660	40,445
Brown-Forman Corporation Class B	1,162	79,795
C.H. Robinson Worldwide, Inc.	291	25,925
CA, Inc.	1,758	58,506
Cabot Oil & Gas Corporation	1,044	29,858
Cadence Design Systems, Inc.	2,364	98,862
Campbell Soup Company	1,577	75,869
Capital One Financial Corporation	806	80,261
Cardinal Health, Inc.	656	40,193
CarMax Inc.	687	44,057
Carnival Corporation	513	34,048
Caterpillar Inc.	358	56,414
CBOE Holdings, Inc.	206	25,666
CBRE Group, Inc. Class A	337	14,595
CBS Corporation Class B	512	30,208
Celgene Corporation	388	40,492
Centene Corp.	677	68,296
CenterPoint Energy, Inc.	2,671	75,750
CenturyLink, Inc.	10,525	175,557
Cerner Corporation	835	56,271
CF Industries Holdings, Inc.	492	20,930
Charles Schwab Corporation	668	34,315
Charter Communications (New)	91	30,572
Chesapeake Energy Corporation	7,880	31,205
Chevron Corporation	1,932	241,867
Chipotle Mexican Grill, Inc.	489	141,336
Chubb Ltd (New)	515	75,257
Church & Dwight Co., Inc.	2,736	137,265
Cigna Corporation	327	66,410
Cimarex Energy Co.	259	31,601
Cincinnati Financial Corporation	1,039	77,894
Cintas Corporation	582	90,693
Cisco Systems, Inc.	2,738	104,865
Citigroup Inc.	680	50,599
Citizen Financial Group Inc	411	17,254
Citrix Systems, Inc.	672	59,136
Clorox Company	912	135,651
CME Group Inc. Class A	168	24,536
CMS Energy Corporation	516	24,407
Coca-Cola Company	1,704	78,180
Cognizant Technology Solutions Corporation	717	50,921
Colgate-Palmolive Company	1,806	136,263
Comcast Corporation Class A	4,070	163,004
Comerica Incorporated	201	17,449
ConAgra Brands Inc.	2,075	78,165
Concho Resources Inc.	183	27,490
ConocoPhillips	499	27,390
Consolidated Edison, Inc.	869	73,822
Constellation Brands, Inc. Class A	354	80,914
Cooper Companies, Inc.	227	49,459

All investments are in quoted US entities.

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2017

Syntax 500 Series (Continued)

Common Stocks	Shares	Value
Corning Incorporated	1,194	38,196
Costco Wholesale Corporation	1,232	229,300
Coty Inc Class A	7,448	148,141
Crown Castle International Corp.	235	26,087
CSRA Inc.	1,761	52,689
CSX Corporation	342	18,813
Cummins Inc.	301	53,169
CVS Caremark Corporation	2,819	204,378
D.R. Horton, Inc.	2,028	103,570
Danaher Corporation	414	38,427
Darden Restaurants, Inc.	1,788	171,684
DaVita HealthCare Partners Inc.	507	36,631
Deere & Company	340	53,213
Delphi Automotive PLC	906	76,856
Delta Air Lines, Inc.	867	48,552
DENTSPLY International Inc.	397	26,135
Devon Energy Corporation	761	31,505
Digital Realty Trust Inc.	673	76,655
Discover Financial Services	1,046	80,458
Discovery Communications C	800	16,936
Discovery Communications, Inc. Class A	748	16,740
DISH Network Corporation Class A	2,119	101,182
Dollar General Corporation	552	51,342
Dollar Tree, Inc.	474	50,865
Dominion Resources, Inc.	526	42,638
Dover Corporation	392	39,588
DowDuPont Inc	546	38,886
Dr Pepper Snapple Group, Inc.	820	79,589
DTE Energy Company	223	24,410
Duke Energy Corporation	292	24,560
Duke Realty Corporation	738	20,081
DXC Technology Company	537	50,961
E*TRADE Financial Corporation	292	14,474
Eastman Chemical Company	168	15,564
Eaton Corp. Plc	749	59,178
eBay Inc.	821	30,985
Ecolab Inc.	285	38,241
Edison International	1,076	68,046
Edwards Lifesciences Corporation	327	36,856
Electronic Arts Inc.	978	102,749
Eli Lilly and Company	476	40,203
Emerson Electric Co.	870	60,630
Entergy Corporation	525	42,730
Envision Healthcare Corp	1,427	49,317
EOG Resources, Inc.	256	27,625
EQT Corporation	514	29,257
Equifax Inc.	329	38,796
Equinix, Inc.	171	77,501
Equity Residential	587	37,433
Essex Property Trust, Inc.	158	38,136
Estee Lauder Companies Inc. Class A	1,054	134,111
Everest RE Group, Ltd.	182	40,269
Eversource Energy	395	24,956
Exelon Corporation	2,509	98,880
Expedia, Inc.	263	31,500
Expeditors International of Washington, Inc.	399	25,811
Express Scripts Holding Company	567	42,321
Extra Space Storage Inc.	448	39,178
Exxon Mobil Corporation	2,803	234,443
F5 Networks, Inc.	776	101,827
Facebook, Inc. Class A	288	50,820
Fastenal Company	861	47,088
Federal Realty Investment Trust	113	15,008
FedEx Corporation	160	39,926

Common Stocks	Shares	Value
Fidelity National Information Services, Inc.	358	33,684
Fifth Third Bancorp	565	17,142
FirstEnergy Corp.	1,344	41,153
Fiserv, Inc.	261	34,225
FLIR Systems, Inc.	1,249	58,228
Flowserve Corporation	1,222	51,483
Fluor Corporation	1,532	79,128
FMC Corporation	217	20,541
Foot Locker, Inc.	1,145	53,678
Ford Motor Company	6,127	76,526
Fortive Corp	349	25,250
Fortune Brands Home & Security, Inc.	425	29,087
Franklin Resources, Inc.	768	33,277
Freeport-McMoRan Copper & Gold Inc.	5,165	97,928
Gap Inc.	1,153	39,271
Garmin Ltd.	1,654	98,529
Gartner Inc.	427	52,585
General Dynamics Corporation	256	52,083
General Electric Company	2,180	38,041
General Growth Properties, Inc.	628	14,689
General Mills, Inc.	1,383	81,998
General Motors Company	1,838	75,340
Genuine Parts Company	489	46,460
Gilead Sciences, Inc.	555	39,760
Global Payments Inc.	207	20,750
Goldman Sachs Group Inc.	411	104,706
Goodyear Tire & Rubber Company	2,433	78,610
Google Inc. Class A	25	26,335
Google Inc. Class C	25	26,160
H&R Block Inc.	1,892	49,608
Halliburton Company	877	42,859
Hanesbrands Inc.	3,722	77,827
Harley-Davidson Inc.	1,509	76,778
Harris Corporation	404	57,227
Hartford Financial Services Group Inc.	700	39,396
Hasbro Inc.	507	46,081
HCA Holdings Inc.	539	47,346
HCP Inc.	1,282	33,435
Helmerich & Payne Inc.	665	42,986
Henry Schein Inc.	1,137	79,454
Hershey Company	512	58,117
Hess Corporation	566	26,868
Hewlett Packard Enterprises	5,391	77,415
Hewlett-Packard Company	7,331	154,024
Hilton Worldwide Holdings Inc.	328	26,194
Hologic Inc.	1,808	77,292
Home Depot Inc.	421	79,792
Honeywell International Inc.	251	38,493
Hormel Foods Corporation	4,148	150,946
Host Hotels & Resorts Inc.	1,298	25,765
Humana Inc.	268	66,483
Huntington Bancshares Incorporated	1,155	16,817
IDEXX Laboratories Inc.	481	75,219
IHS Markit Ltd.	1,129	50,974
Illinois Tool Works Inc.	232	38,709
Illumina Inc.	237	51,782
Incyte Corporation	426	40,346
Ingersoll-Rand Plc	331	29,522
Intel Corporation	792	36,559
Intercontinental Exchange Inc.	363	25,613
International Business Machines Corporation	333	51,089
International Flavors & Fragrances Inc.	101	15,414
International Paper Company	452	26,189
Interpublic Group of Companies Inc.	2,546	51,327

All investments are in quoted US entities.

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2017

Syntax 500 Series (Continued)

Common Stocks	Shares	Value
Intuit Inc.	379	59,799
Intuitive Surgical Inc.	68	24,816
Invesco Ltd.	911	33,288
IQVIA Holdings Inc (Q)	508	49,733
Iron Mountain Incorporated	1,283	48,408
J. M. Smucker Company	651	80,880
J.B. Hunt Transport Services Inc.	229	26,330
Jacobs Engineering Group Inc.	1,127	74,337
Johnson & Johnson	733	102,415
Johnson Controls Intl ADR	1,032	39,330
JPMorgan Chase & Co.	486	51,973
Juniper Networks Inc.	3,629	103,427
Kansas City Southern	173	18,203
Kellogg Company	871	59,211
KeyCorp	863	17,407
Kimberly-Clark Corporation	1,102	132,967
Kimco Realty Corporation	805	14,611
Kinder Morgan Inc. Class P	5,790	104,625
KLA-Tencor Corporation	660	69,346
Kohl’s Corporation	1,035	56,128
Kraft Heinz Company	984	76,516
Kroger Co.	8,684	238,376
L Brands Inc.	674	40,588
L-3 Technologies Inc.	299	59,157
Laboratory Corporation of America Holdings	220	35,092
Lam Research Corporation	368	67,738
Leggett & Platt, Incorporated	626	29,879
Lennar Corporation Class A	1,656	104,725
Leucadia National Corporation	3,945	104,503
Lincoln National Corporation	562	43,201
LKQ Corporation	1,152	46,852
Lockheed Martin Corporation	163	52,331
Loews Corporation	2,066	103,362
Lowe’s Companies, Inc.	903	83,925
LyondellBasell Industries NV	240	26,477
M&T Bank Corporation	100	17,099
Macerich Company	224	14,712
Macy’s Inc	1,994	50,229
Marathon Oil Corporation	1,699	28,764
Marathon Petroleum Corporation	1,789	118,038
Marriott International, Inc. Class A	199	27,010
Marsh & McLennan Companies, Inc.	175	14,243
Martin Marietta Materials, Inc.	240	53,050
Masco Corporation	678	29,791
MasterCard Incorporated Class A	137	20,736
Mattel, Inc.	3,081	47,386
McCormick & Company, Incorporated	763	77,757
McDonald’s Corporation	1,338	230,297
McKesson Corporation	253	39,455
Medtronic, PLC.	318	25,679
Merck & Co., Inc.	741	41,696
MetLife, Inc.	821	41,510
Mettler-Toledo International Inc.	41	25,400
MGM Resorts International	1,552	51,821
Michael Kors Holdings Ltd	833	52,437
Microchip Technology Incorporated	393	34,537
Micron Technology, Inc.	795	32,690
Microsoft Corporation	1,631	139,516
Mid-America Apartment Communities, Inc.	374	37,609
Mohawk Industries, Inc.	103	28,418
Molson Coors Brewing Company Class B	963	79,033
Mondelez International, Inc. Class A	1,358	58,122
Monsanto Company	165	19,269
Monster Beverage Corporation	1,221	77,277

Common Stocks	Shares	Value
Moody’s Corporation	253	37,345
Morgan Stanley	1,947	102,159
Mosaic Company	817	20,964
Motorola Solutions, Inc.	1,113	100,548
Mylan Inc.	3,994	168,986
NASDAQ OMX Group, Inc.	327	25,123
National Oilwell Varco, Inc.	2,367	85,259
Navient Corp	12,105	161,239
NetApp, Inc.	1,326	73,354
Netflix, Inc.	164	31,481
Newell Rubbermaid Inc.	1,497	46,257
Newfield Exploration Company	985	31,057
Newmont Mining Corporation	2,181	81,831
News Corporation Class A	889	14,411
News Corporation Class B	876	14,542
NextEra Energy, Inc.	278	43,421
Nielsen N.V.	1,357	49,395
NIKE, Inc. Class B	840	52,542
NiSource Inc.	5,691	146,088
Noble Energy, Inc.	956	27,858
Nordstrom Inc.	1,125	53,303
Norfolk Southern Corporation	137	19,851
Northern Trust Corporation	351	35,061
Northrop Grumman Corporation	168	51,561
Norwegian Cruise Line Holdings Ltd.	624	33,228
NRG Energy, Inc.	3,646	103,838
Nucor Corporation	1,284	81,637
NVIDIA Corporation	179	34,637
Occidental Petroleum Corporation	374	27,549
Omnicom Group Inc	701	51,054
ONEOK, Inc.	1,943	103,853
Oracle Corporation	1,186	56,074
O’Reilly Automotive, Inc.	185	44,500
PACCAR Inc	716	50,893
Packaging Corporation of America	218	26,280
Parker-Hannifin Corporation	267	53,288
Patterson Companies, Inc.	2,177	78,655
Paychex, Inc.	995	67,740
PayPal Holdings Inc	471	34,675
Pentair plc	736	51,976
People’s United Financial, Inc.	8,199	153,321
PepsiCo, Inc.	497	59,600
PerkinElmer, Inc.	725	53,012
Perrigo Co. Plc	1,805	157,324
Pfizer Inc.	1,153	41,762
PG&E Corporation	1,445	64,779
Philip Morris International Inc.	1,087	114,842
Phillips 66	1,164	117,739
Pinnacle West Capital Corporation	284	24,191
Pioneer Natural Resources Company	165	28,520
PNC Financial Services Group, Inc.	119	17,171
PPG Industries, Inc.	222	25,934
PPL Corporation	746	23,089
Praxair, Inc.	102	15,777
Priceline Group Inc	18	31,279
Principal Financial Group, Inc.	478	33,728
Procter & Gamble Company	1,465	134,604
Progressive Corporation	1,404	79,073
Prologis, Inc.	389	25,094
Prudential Financial, Inc.	377	43,347
Public Service Enterprise Group Incorporation	850	43,775
Public Storage	183	38,247
PulteGroup, Inc.	3,020	100,415
PVH Corp.	285	39,105

All investments are in quoted US entities.

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2017

Syntax 500 Series (Continued)

Common Stocks	Shares	Value
Qorvo Inc	1,517	101,032
QUALCOMM Incorporated	1,603	102,624
Quanta Services, Inc.	2,352	91,987
Quest Diagnostics Incorporated	354	34,865
Ralph Lauren Corporation Class A	377	39,091
Range Resources Corporation	1,801	30,725
Raymond James Financial, Inc.	164	14,645
Raytheon Company	274	51,471
Realty Income Corporation	265	15,110
Red Hat, Inc.	1,096	131,630
Regency Centers Corporation	218	15,081
Regeneron Pharmaceuticals, Inc.	108	40,604
Regions Financial Corporation	1,005	17,366
Republic Services, Inc.	1,423	96,209
ResMed Inc.	596	50,475
Robert Half International Inc.	942	52,319
Rockwell Automation, Inc.	133	26,115
Rockwell Collins, Inc.	430	58,317
Roper Industries, Inc.	148	38,332
Ross Stores, Inc.	670	53,768
Royal Caribbean Cruises Ltd.	274	32,683
S&P Global Inc	226	38,284
salesforce.com, inc.	569	58,169
SBA Communications Corporation	156	25,484
SCANA Corporation	562	22,356
Schlumberger NV	608	40,973
Scripps Networks Interactive, Inc. Class A	359	30,651
Seagate Technology PLC	1,907	79,789
Sealed Air Corporation	808	39,834
Sempra Energy	221	23,629
Sherwin-Williams Company	63	25,833
Signet Jewelers Limited	967	54,684
Simon Property Group, Inc.	91	15,628
Skyworks Solutions, Inc.	1,069	101,502
SL Green Realty Corp.	201	20,287
Snap-on Incorporated	269	46,887
Southern Company	504	24,237
Southwest Airlines Co.	732	47,909
Stanley Black & Decker, Inc.	276	46,834
Starbucks Corporation	2,635	151,328
State Street Corporation	527	51,440
Stericycle, Inc.	1,392	94,642
Stryker Corporation	254	39,329
SunTrust Banks, Inc.	263	16,987
Symantec Corporation	2,103	59,010
Synchrony Financial	2,059	79,498
Synopsys, Inc.	1,138	97,003
Sysco Corporation	3,699	224,640
T. Rowe Price Group	334	35,047
Tapestry Inc.	1,218	53,872
Target Corporation	839	54,745
TE Connectivity Ltd.	407	38,681
TechnipFMC PLC	1,411	44,178
Texas Instruments Incorporated	1,050	109,662
Textron Inc.	939	53,138
Thermo Fisher Scientific Inc.	274	52,027
Tiffany & Co.	538	55,925
Time Warner Inc.	324	29,636
TJX Companies, Inc.	697	53,293
Torchmark Corporation	491	44,539
Total System Services, Inc.	269	21,275
Tractor Supply Company	685	51,204
TransDigm Group Incorporated	187	51,354
Travelers Companies, Inc.	577	78,264

Common Stocks	Shares	Value
TripAdvisor, Inc.	1,492	51,414
Twenty-First Century Fox, Inc. Class A	1,546	53,383
Twenty-First Century Fox, Inc. Class B	1,562	53,295
Tyson Foods, Inc. Class A	1,847	149,736
U.S. Bancorp	310	16,610
UDR, Inc.	989	38,096
Ulta Salon Cosmetics & Fragrance Inc.	344	76,939
Under Armour, Inc. Class A	1,890	27,273
Under Armour, Inc. Class C	2,113	28,145
Union Pacific Corporation	150	20,115
UNITED CONTL HLDGS INC	729	49,135
United Parcel Service, Inc. Class B	323	38,485
United Rentals, Inc.	283	48,651
United Technologies Corporation	314	40,057
UnitedHealth Group Incorporated	307	67,681
Universal Health Services, Inc. Class B	410	46,474
Unum Group	768	42,156
V.F. Corporation	1,053	77,922
Valero Energy Corporation	1,323	121,597
Varian Medical Systems, Inc.	230	25,565
Ventas, Inc.	1,084	65,051
VeriSign, Inc.	684	78,277
VERISK ANALYTICS INC	401	38,496
Verizon Communications Inc.	2,016	106,707
Vertex Pharmaceuticals Incorporated	287	43,010
Viacom Inc. Class B	1,004	30,933
Visa Inc. Class A	183	20,866
Vornado Realty Trust	268	20,952
Vulcan Materials Company	409	52,503
W.W. Grainger Inc.	207	48,904
Walgreens Boots Alliance	2,878	209,000
Wal-Mart Stores, Inc.	2,400	237,000
Walt Disney Company	988	106,220
Waste Management, Inc.	1,096	94,585
Waters Corporation	258	49,843
Wells Fargo & Company	868	52,662
Welltower Inc	1,036	66,066
Western Digital Corporation	948	75,394
Western Union Company	3,540	67,295
WestRock Co Class A	400	25,284
Weyerhaeuser Company	1,453	51,233
Whirlpool Corporation	171	28,837
Williams Companies, Inc.	3,607	109,977
Willis Towers Watson	95	14,316
Wisconsin Energy Corporation	640	42,515
Wyndham Worldwide Corporation	228	26,418
Wynn Resorts, Limited	323	54,455
Xcel Energy Inc.	503	24,199
Xerox Corporation	5,220	152,163
Xilinx, Inc.	501	33,777
XL Group Ltd	2,095	73,660
Xylem Inc.	755	51,491
YUM! Brands, Inc.	2,781	226,957
Zimmer Holdings, Inc.	341	41,148
Zions Bancorporation	337	17,130
Zoetis, Inc. Class A	573	41,279
Total Common Stocks
(Cost $28,236,263)		$29,910,068

All investments are in quoted US entities.

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2017

Percent of
Securities Investments By Specific Risk Groups	Net Assets

Syntax 500 Series (Continued)
Common Stocks
Financials Risk Group	12.61%
Energy Risk Group	12.63%
Industrials Risk Group	12.81%
Information Tools Risk Group	12.45%
Information Products & Services Risk Group	12.72%
Consumer Risk Group	12.82%
Food Risk Group	12.55%
Healthcare Risk Group	12.54%
101.13%

All investments are in quoted US entities.

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF OPERATIONS

Year ended December 31, 2017

		Syntax 500
		Series
Income
Dividend income		$143,800
Interest income		-

Total income		143,800

Expenses
Custodian fees		61,386
Audit fees		34,318
Management fees		16,696
Expenses in excess of cap	2(h)	(113,245)

Total expenses		(845)

Net investment income		144,645

Net realized gain on investments		210,220
Net unrealized appreciation on investments		1,354,481

Net realized gains and net change in unrealized appreciation on investments		1,564,701

Net increase in partners’ capital resulting from operations		$1,709,346

Pro-rata allocation of income
Limited Partners		$1,605,464
General Partner		103,882

Net change in unrealized appreciation/depreciation on investments		$1,709,346

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF CHANGES IN PARTNERS’ CAPITAL

Year ended December 31, 2017

	General	Limited
	Partner	Partners	Total
Syntax 500 Series
Partners’ capital January 1, 2017	$67,132	$1,964,768	$2,031,900

Capital contributions	1,500,000	24,551,525	26,051,525
Capital withdrawals	(96,130)	(121,595)	(217,725)
Net increase/(decrease in Partners’ capital resulting from operations	103,882	1,605,464	1,709,346
Total increase/(decrease)in Partners’ capital during the year	1,507,752	26,035,394	27,543,146

Partners’ capital December 31, 2017	$1,574,884	$28,000,162	$29,575,046

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF CASH FLOWS

Year ended December 31, 2017

Syntax 500
Series
Cash Flows from operating activities:
Net increase in partners’ capital from operations	$1,709,346
Adjustments to reconcile net increase in partners’ capital from operations to net cash flows from operating activities:
Purchase of investment securities	(31,688,176)
Proceeds from disposition of investment securities	5,341,706
Unrealized gain on securities	(1,354,481)
Net realized gain from securities	(210,220)
Increase in interest and dividends receivable	(27,979)
Increase in amounts due to brokers	1,326,767
Decrease in amounts due from brokers	26,484
Increase in accrued expenses	83,091
Net cash used in operating activities	(24,793,462)

Cash flows from financing activities:
Proceeds from contributions	26,051,525
Increase in contributions receivable	(996,006)
Increase in contributions received in advance	325,000
Increase in withdrawals payable	5,531
Payments for withdrawals	(217,725)
Net cash provided by/(used in) financing activities	25,168,325

Net increase in cash and cash equivalents	374,863
Beginning cash and cash equivalents balance	10,195
Ending cash and cash equivalents balance	$385,058

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2017

1.	ORGANIZATION AND PURPOSE

These financial statements report on the 500 Series within Syntax Index Series, LP only. The Syntax 500 Series is a discrete Series within Syntax Index Series, LP consisting of a broad-based, diversified US large cap equity portfolio containing the securities included in the Syntax 500 Index.

Syntax Index Series LP (“Fund” or “Partnership”) was formed as a limited partnership and organized under the laws of the State of Delaware. The name was changed from Syntax 900 I, L.P. to Syntax Index Series LP on January 1, 2015. The Partnership commenced operations on November 28, 2010. The General Partner of the Partnership is Syntax Index Series GP, LLC (“General Partner”). The name of the General Partner was changed from Syntax 900 I GP, LLC to Syntax Index Series GP, LLC on December 14, 2016. The Partnership’s investment manager is Syntax LLC (“Manager”). The name of the Manager was changed from Syntax Analytics LLC to Syntax LLC on March 23, 2015. The registered offices of the General Partner are located at 110 East 59th Street, 33rd Floor, New York, NY 10022.

On January 1, 2015, with the consent of a majority of the Limited Partners, the Partnership was restructured into a Delaware Series Limited Partnership. The Partnership also changed its name from Syntax 900 I, L.P. to Syntax Index Series LP at the time of the restructuring. Prior to the restructuring, the Partnership operated as a single investment vehicle that was managed as eleven sub-portfolios. These sub-portfolios reflect the securities included in each of the Syntax 900, 500 and 400 as well as the Syntax Financials, Energy, Industrials, Information Tools, Information Products, Consumer Products, Food and Healthcare Portfolios. In the opinion of the General Partner, it was in the best interests of the Partnership and the Limited Partners to create segregated, individually investable portfolios within the Partnership to hold securities included in each index and industry grouping described above. The assets, liabilities and income of each Series are accounted for individually and separate from other Series. The assets and liabilities of the Partnership were split among the newly created Series.

The investment objective of the Partnership and of the Syntax 500 Series is to deliver returns that provide an equity risk premium commensurate with the risk of a broad-based, diversified US large cap equity portfolio. The investment universe that Syntax uses to accomplish its investment objectives are 500 large-cap US companies. An integral part of the Fund’s investment objective is to provide this broad-based equity exposure while minimizing non-systematic risk. A portfolio is exposed to non-systematic risk when its intended weights or exposures to specific risks deviate from their original values due to changes in market values of the constituents of the portfolio. The Fund manages its portfolio’s exposure to non-systematic risk by hierarchically stratifying the constituents of its portfolio into specific predetermined risk groups and sub-groups. It then assigns specific relative weights to each predetermined risk exposure. The Fund actively maintains these risk exposures by resetting the weights no less than quarterly. Syntax believes that through this active risk management process, a portfolio’s exposure to and the impact from non-systematic risks can be minimized and Syntax can create an optimal risk profile in which the only concentrated risk is systematic. Traditional indices use another approach: capitalization weighting. These indices typically have relative weights based on their respective market capitalizations.

Because of the hierarchical risk stratification methodology used by the Fund to manage specific risk exposure and control for selection biases in a portfolio, the Fund’s investment objective is, by definition, not to provide returns consistent with a capitalization-weighted portfolio. Rather, the Fund’s investment strategy is to provide investors with normalized returns that should be expected from an equity portfolio that consistently maintains broad-based and well-distributed exposure to each risk category in its portfolio. By using Syntax’ patented attribute based bar code technology, the Fund’s strategy is to control for these selection biases that are endemic to a capitalization weighted portfolio and, thus,

SYNTAX INDEX SERIES LP
Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2017

1.	ORGANIZATION AND PURPOSE (Continued)

protect its portfolio from the downside pressure that results from non-systematic variables. By using the 500 large-cap companies as its investment universe, the Fund provides a direct ongoing comparison between these two different approaches to portfolio management.

The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to the Series are enforceable only against the assets of the Series and not against any other assets of the Partnership generally or any other Series and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Partnership generally or any other Series are enforceable against the assets of the Series.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Accounting

The financial statements are expressed in US dollars. They are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The fund is an investment company and follows accounting and reporting guidance in accounting standards Codification Topic 946-Investment Companies.

(b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable and prudent. Actual results could differ from these estimates.

(c) Cash and Cash Equivalents

Cash and cash equivalents include amounts due from banks on demand and interest bearing deposits with original maturities of three months or less. There are no restrictions on cash balances. Interest is earned on excess cash held at the custodian.

(d) Investments

Security transactions are recorded on the trade date basis. Realized gains and losses are computed by use of the specific identification method. Prior to January 1, 2017, realized gains and losses were calculated using the First In First Out method (See Note 3 below). Dividend income is recognized on the ex-dividend date while interest is recorded on an accruals basis.

Securities are fair valued as of the close of trading on the primary market in which each security trades on the reporting date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. Securities not traded on the valuation date are fair valued at the mean of the latest quoted bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

(e) Amounts Due to Broker

Amounts due to broker represent amounts payable resulting from trades pending settlement as of December 31, 2017.

SYNTAX INDEX SERIES LP
Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2017

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f) Contributions Receivable and Withdrawals Payable

As of December 31, 2017, the Contribution receivable amounts relate to transfers of capital from other Series within the Fund. Withdrawals payable represents amounts due to partners based on withdrawals effective through December 31, 2017.

(g) Accrued Expenses

Expenses such as audit expense and tax preparation fees are estimated and accrued monthly. Management believes that the amounts so accrued are reasonable and reflective of actual charges incurred.

(h) Expense Cap

The General Partner has agreed to limit the expenses for the life of the Fund, including management fees and trading costs, charged to limited partners to no more than 0.25% per annum in the 500 Series. Actual expenses to the Fund exceeded this limit by $113,245 during the year which amount the General Partner reimbursed the Fund.

(i) Tax

The Partnership files annual tax returns as a combined whole and, therefore, the Series is included in the Partnership’s annual tax filing. As a result, the following discussion is related to the Partnership as a whole and not to the Series individually. The Partnership is subject to the provisions of the Financial Accounting Standards Board’s (FASB) Codification 740-10-65-1 requirements for accounting for uncertainty in income taxes. These standards establish consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. The general partner has analyzed the Partnership’s inventory of tax positions taken with respect to applicable income tax issues for all open tax years (in each respective jurisdiction) and has concluded that no provision for income tax is required in the Partnership’s financial statements. The federal and state income tax returns of the Partnership for 2017 are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

(j) Recently Adopted Accounting Pronouncement

In August 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40) (“ASU 2014-15”). The pronouncement determines management’s responsibility regarding the assessment of the Fund’s ability to continue as a going concern, even if the Fund’s liquidation is not imminent. Currently, no similar guidance exists for management’s representation of going concern. Under this guidance, during each period in which financial statements are prepared, management must evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Fund’s ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after 15 December 2016. Management have determined there was no significant impact on the Fund’s financial statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2017

3.	CHANGE IN ACCOUNTING POLICY

On 1 January 2017, Syntax Index Series, LP elected to change its method of valuing inventory to the Specific Identification method, whereas in all prior years investments were valued using the FIFO method. The Fund believes that the Specific Identification method of valuation is preferable to Fund investors.

The change in policy impacts the measurement of the realized gain/(loss) on investments and the unrealised gain/(loss) on investments but has no impact on the net increase/(decrease) in partners’ capital resulting from operations. Accordingly, the Company did not recognize a cumulative effect adjustment in retained earnings related to this change. The new method has been applied prospectively to the Fund’s investments balances beginning 1 January 2017. None of the comparative information presented in the current year financial statements is impacted by this change.

In the current year, the following financial statement line items were affected by the change in accounting principle.

Syntax 500 Series
	As reported	As computed	Effect of
Income Statement	under Specific ID	under FIFO	change
Net Investment Income	144,645	144,645	-
Net realised gain on investments	210,220	273,132	(62,912)
Net unrealised appreciation on investments	1,354,481	1,291,569	62,912
Net realized gains and net change in unrealized appreciation on investments	1,564,701	1,564,701	-
Net increase in partners’ capital resulting from operations	1,709,346	1,709,346	-
Pro-rata allocation of Income:
Limited Partners	1,605,464	1,605,464	-
General Partner	103,882	103,882	-
Net Increase in partners’ capital resulting from operations	1,709,346	1,709,346	-

The impact of the change in accounting policy on the Statement of Cash Flows corresponds to the impact on the Income Statements as shown in the tables above.

4.	FAIR VALUE

Investments in securities are carried at fair value. Under ASC 820, “Fair Value Measurements and Disclosures” fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities:
Level 2	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly:
Level 3	Prices or valuation that requires inputs that are both significant to the fair value measurement and unobservable.

SYNTAX INDEX SERIES LP
Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2017

4.	FAIR VALUE (Continued)

There were no transfers of securities between levels of the fair value hierarchy during the year ended December 31, 2017.

Assets Measured at Fair Value on a Recurring Basis as of December 31, 2017

Description	Level 1	Level 2	Level 3	Total

Investments in publicly traded shares	$29,910,068	-	-	$29,910,068

Total	$29,910,068	$-	$-	$29,910,068

5.	MANAGEMENT FEE

The Investment Manager receives a quarterly management fee equal to one-quarter of 0.25% of the net asset value of the Series. The General Partner is not entitled to receive a performance allocation. The Fund pays its direct out-of-pocket expenses such as trading costs, custodial fees and fees for accounting expenses such as audited financials subject to the limits described in Note 2(g) above.

6.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK

At December 31, 2017, the Partnership had all of its individual counterparty credit risk with Citibank N.A. and State Street Bank in the United States. Senior debt of Citibank N.A. is rated A+ by Standard and Poors and is rated A1by Moody’s. Senior debt of State Street Bank is rated A by Standard and Poors and is rated A1by Moody’s. In addition, all cash and cash equivalents are held with Citibank N.A. and State Street Bank in the United States. The Partnership continuously monitors the credit standing of its broker and does not expect any material losses as a result of this concentration.

All securities transactions of the Partnership are cleared by registered brokers/dealers pursuant to customer agreements. In the event the brokers/dealers are unable to fulfill their obligations, the Partnership would be subject to credit risk.

SYNTAX INDEX SERIES LP
Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2017

7.	PORTFOLIO GAINS AND LOSSES

The 500 Series within the Fund is a passive portfolio in that it owns and maintains a portfolio of securities whose only constituents are those constituting the Syntax 500. Gains and losses for the Series are allocated pro-rata to those Partners invested in the Series. Except for additions and deletions to the constituent base that happen from time to time as part of the indexing process, the underlying securities in the Series do not change. The primary difference between the Fund and a traditional US stock index is their approach to risk management. As opposed to capitalization-weighting the constituents, the Fund hierarchically stratifies the constituents into specific risk exposures. The Fund manages the portfolio’s specific risk exposure using a predetermined weighting algorithm for each group and each hierarchically ordered sub-group. Because the constituents of the Series are dynamic and their relative market values change over time, the relative weights of these risk groups will change over time also. To adjust for this, the Fund resets the relative weights of each risk group within the Series on a quarterly basis. This process by which the Fund resets risk exposures will generate inter-period gains and losses. The only source of gains and/or losses from the sales of securities for the Fund is from this quarterly rebalancing process of resetting the relative risk exposures of the constituents within each Series of the Fund and from additions and deletions to the portfolio as the underlying constituents change.

Net
	Net			Increase/(Decrease)
	Investment	Realized	Unrealized	in Assets from
Index Series	Income	Gain/(Loss)	Gain/(Loss)	Operations
Syntax 500 Series	$144,645	$210,220	$1,354,481	$1,709,346

8.	COMMITMENTS AND CONTINGENCIES

Management is aware of no outstanding commitments or contingencies.

9.	FINANCIAL HIGHLIGHTS

The following represents operating performance of the 500 Series within the Fund, ratios to average net assets and total return information for the year ended December 31, 2017:

Syntax 500 Series Highlights
Total return to limited partners (a)	19.73%
Ratio of expenses to average limited partners’ capital (b)	-0.01%
Ratio of net investment income to average limited partners’ capital (c)	2.14%

(a)	Total return is calculated based on net asset value for the limited partner class taken as a whole. An individual investor’s return may vary from these returns based on timing of capital transactions.
(b)	The expense ratio is calculated as a percentage of average net assets and is calculated for the limited partner class taken as a whole. The ratio in the table above is net of Expenses in excess of cap. The computation of such ratios based on the amount of expenses assessed to an individual investor’s capital may vary from these ratios based on the timing of capital transactions.
(c)	The ratio of net investment income is calculated as a percentage of average net assets.

SYNTAX INDEX SERIES LP
Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2017

10.	RELATED PARTY TRANSACTIONS

Management fees

The Investment Manager (Syntax Analytics LLC) is entitled to receive a management fee at an annual rate of 0.30% calculated based on assets under management as of the last day of each calendar quarter including General Partner capital. However, on January 1, 2017, the Investment Manager has agreed to reduce the fees from 0.30% to 0.25%. Management fees are charged at the Series level. The rates charged vary by Series between 0.25% and 0.30%. Management fees are charged to the 500 Series at 0.25% per annum and totaled $16,696 during the year.

Capital Transactions

The General Partner had $1,574,884 invested in the 500 Series at December 31, 2017. Persons who are members of the General Partner’s family had $167,260 invested in the 500 Series at December 31, 2017 and management of the Investment Manager had $6,235 invested in the Series at December 31, 2017. As discussed in Note 2(h) above, the General Partner has reimbursed the Fund for expenses in excess of the cap. As discussed in Note 2(h) above, the General Partner has reimbursed the Fund for expenses in excess of the cap.

11.	SUBSEQUENT EVENTS

In connection with the preparation of the accompanying financial statements as of December 31, 2017, management has evaluated the impact of all subsequent events on the Fund through October 22, 2018, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure other than as set forth below.

Subsequent to December 31, 2017, there have been contributions and withdrawals in the Syntax 500 Series as follows:

Period from January 1, 2018 through October 22, 2018

	General Partner	Limited Partners	Total
Contributions	$4,692	$6,735,100	$6,739,792
Withdrawals	$0	$0	$0
Total	$4,692	$6,735,100	$6,739,792

The contributions to the Syntax 500 Series shown in the table above excludes $996,006 in transfers to the Syntax 500 Series from other Series within the Fund.

Syntax Index Series LP

Syntax 500 Series

Financial statements for the year ended December 31, 2016

SYNTAX INDEX SERIES LP
Syntax 500 Series

FINANCIAL STATEMENTS

for the year ended December 31, 2016

Report of Independent Auditors

To the General Partner, Syntax Index Series, L.P.

We have audited the accompanying financial statements of the Syntax 500 Series (the “Series”) of Syntax Index Series, L.P. (the “Partnership”), which comprise the statement of assets and liabilities, including the schedule of investments, as of December 31, 2016, and the related statements of operations, changes in partner capital and cash flows for the year then ended, and the related notes to the financial statements. These financial statements are the responsibility of the management of Syntax Index Series, LP. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements referred to above present fairly, in all material respects, the assets and liabilities of the Syntax 500 Series of Syntax Index Series, LP at December 31, 2016, and its operating revenues and expenses for the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

Ernst & Young

Dublin, Ireland

Date: February 28, 2018

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

		Syntax 500
		Series
Assets
Cash and cash equivalents	2(c)	$10,192
Investments (cost: $1,679,575)	2(d)	1,998,900
Amounts due from broker		26,484
Dividends receivable		2,731

Total assets		$2,038,307

Liabilities and Partners’ Capital
Accrued expenses		$6,407

Total Liabilities		6,407

General Partner capital		67,132
Limited Partners’ capital		1,964,768
Total Partners’ capital		2,031,900

Total Liabilities and Partners’ Capital		$2,038,307

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS

December 31, 2016

Syntax 500 Series

Common Stocks	Shares	Value
3M Company	13	2,321
Abbott Laboratories	161	6,184
AbbVie, Inc.	86	5,385
Accenture Plc	34	3,982
ACTIVISION BLIZZARD INC	189	6,825
Acuity Brands, Inc.	6	1,385
Adobe Systems Incorporated	100	10,295
Advance Auto Parts, Inc.	16	2,706
AES Corporation	579	6,728
Aetna Inc.	28	3,472
Affiliated Managers Group, Inc.	10	1,453
Aflac Incorporated	76	5,290
Agilent Technologies, Inc.	31	1,412
Air Products and Chemicals, Inc.	27	3,883
Akamai Technologies, Inc.	54	3,601
Alaska Air Group, Inc.	36	3,194
Albemarle Corporation	18	1,549
Alexion Pharmaceuticals, Inc.	48	5,873
Allegion PLC	33	2,112
Allergan, Inc.	33	6,930
Alliance Data Systems Corporation	31	7,084
Alliant Energy Corporation	59	2,236
Allstate Corporation	73	5,411
Altria Group, Inc.	159	10,752
Amazon.com, Inc.	5	3,749
Ameren Corporation	43	2,256
American Airlines Group	66	3,082
American Electric Power Company, Inc.	56	3,526
American Express Company	19	1,408
American International Group, Inc.	53	3,461
American Tower Corporation	22	2,325
American Water Works Company Inc.	31	2,243
Ameriprise Financial, Inc.	14	1,553
AmerisourceBergen Corporation	34	2,658
AMETEK, Inc.	28	1,361
Amgen Inc.	35	5,117
Amphenol Corporation Class A	39	2,621
Anadarko Petroleum Corporation	25	1,743
Analog Devices, Inc.	64	4,648
Anthem Inc	24	3,450
Aon plc	13	1,450
Apache Corporation	24	1,523
Apartment Investment and Management	41	1,863
Apple Inc.	92	10,655
Applied Materials, Inc.	294	9,487
Archer-Daniels-Midland Company	274	12,508
Arconic Inc	100	1,854
Arthur J. Gallagher & Co.	28	1,455
Assurant, Inc.	38	3,529
AT&T Inc.	256	10,888
Autodesk, Inc.	133	9,843
Automatic Data Processing, Inc.	48	4,933
AutoNation, Inc.	55	2,676
AutoZone, Inc.	3	2,369
Avago Technologies Limited	27	4,773
AvalonBay Communities, Inc.	10	1,772
Avery Dennison Corporation	30	2,107
Baker Hughes Incorporated	32	2,079
Ball Corporation	28	2,102
Bank of America Corporation	156	3,448
Bank of New York Mellon Corporation	98	4,643
Baxter International Inc.	141	6,252
BB&T Corporation	25	1,176
Becton, Dickinson and Company	26	4,304
Bed Bath & Beyond Inc.	55	2,235
Berkshire Hathaway Inc. Class B	63	10,268

Common Stocks	Shares	Value
Best Buy Co., Inc.	108	4,608
Biogen Idec Inc.	19	5,388
BlackRock, Inc.	4	1,522
Boeing Company	17	2,647
BorgWarner Inc.	98	3,865
Boston Properties, Inc.	36	4,528
Boston Scientific Corporation	186	4,023
Bristol-Myers Squibb Company	69	4,032
Brown-Forman Corporation Class B	233	10,466
C. R. Bard, Inc.	20	4,493
C.H. Robinson Worldwide, Inc.	51	3,736
CA, Inc.	162	5,147
Cabot Oil & Gas Corporation	75	1,752
Campbell Soup Company	50	3,024
Capital One Financial Corporation	79	6,892
Cardinal Health, Inc.	35	2,519
CarMax Inc.	42	2,704
Carnival Corporation	45	2,343
Caterpillar Inc.	36	3,339
CBRE Group, Inc. Class A	73	2,299
CBS Corporation Class B	32	2,036
Celgene Corporation	23	2,662
Centene Corp.	62	3,504
CenterPoint Energy, Inc.	91	2,242
CenturyLink, Inc.	173	4,114
Cerner Corporation	109	5,163
CF Industries Holdings, Inc.	94	2,959
Charles Schwab Corporation	40	1,579
Charter Communications (New)	15	4,319
Chesapeake Energy Corporation	239	1,678
Chevron Corporation	135	15,890
Chipotle Mexican Grill, Inc.	17	6,414
Chubb Ltd (New)	39	5,153
Church & Dwight Co., Inc.	205	9,059
Cigna Corporation	27	3,602
Cimarex Energy Co.	13	1,767
Cincinnati Financial Corporation	68	5,151
Cintas Corporation	22	2,542
Cisco Systems, Inc.	231	6,981
Citigroup Inc.	59	3,506
Citizen Financial Group Inc	34	1,211
Citrix Systems, Inc.	58	5,180
Clorox Company	78	9,362
CME Group Inc. Class A	19	2,192
CMS Energy Corporation	53	2,206
Coach, Inc.	93	3,257
Coca-Cola Company	127	5,265
Cognizant Technology Solutions Corporation	75	4,202
Colgate-Palmolive Company	136	8,900
Comcast Corporation Class A	60	4,143
Comerica Incorporated	18	1,226
ConAgra Brands Inc.	79	3,124
Concho Resources Inc.	11	1,459
ConocoPhillips	31	1,554
Consolidated Edison, Inc.	31	2,284
Constellation Brands, Inc. Class A	68	10,425
Cooper Companies, Inc.	23	4,023
Corning Incorporated	108	2,621
Costco Wholesale Corporation	39	6,244
Coty Inc Class A	481	8,807
Crown Castle International Corp.	27	2,343
CSRA Inc.	134	4,267
CSX Corporation	107	3,845
Cummins Inc.	37	5,057
CVS Caremark Corporation	132	10,416
D.R. Horton, Inc.	161	4,400

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016

Syntax 500 Series (Continued)

Common Stocks	Shares	Value
Danaher Corporation	30	2,335
Darden Restaurants, Inc.	83	6,036
DaVita HealthCare Partners Inc.	36	2,311
Deere & Company	34	3,503
Delphi Automotive PLC	57	3,839
Delta Air Lines, Inc.	64	3,148
DENTSPLY International Inc.	66	3,810
Devon Energy Corporation	36	1,644
Digital Realty Trust Inc.	36	3,537
Discover Financial Services	99	7,137
Discovery Communications Class	36	964
Discovery Communications, Inc. Class A	35	959
Dollar General Corporation	46	3,407
Dollar Tree, Inc.	41	3,164
Dominion Resources, Inc.	30	2,298
Dover Corporation	31	2,323
Dow Chemical Company	28	1,602
Dr Pepper Snapple Group, Inc.	59	5,350
DTE Energy Company	23	2,266
Duke Energy Corporation	29	2,251
Dun & Bradstreet Corporation	23	2,790
E*TRADE Financial Corporation	40	1,386
E. I. du Pont de Nemours and Company	22	1,615
Eastman Chemical Company	26	1,955
Eaton Corp. Plc	38	2,549
eBay Inc.	118	3,503
Ecolab Inc.	13	1,524
Edison International	32	2,304
Edwards Lifesciences Corporation	44	4,123
Electronic Arts Inc.	88	6,931
Eli Lilly and Company	58	4,266
Emerson Electric Co.	46	2,565
Endo International Plc	46	758
Entergy Corporation	48	3,527
Envision Healthcare Corp	34	2,152
EOG Resources, Inc.	15	1,517
EQT Corporation	25	1,635
Equifax Inc.	25	2,956
Equinix, Inc.	10	3,574
Equity Residential	28	1,802
Essex Property Trust, Inc.	8	1,860
Estee Lauder Companies Inc. Class A	115	8,796
Eversource Energy	40	2,209
Exelon Corporation	199	7,063
Expedia, Inc.	20	2,266
Expeditors International of Washington, Inc.	71	3,760
Express Scripts Holding Company	36	2,476
Extra Space Storage Inc.	24	1,854
Exxon Mobil Corporation	171	15,434
F5 Networks, Inc.	49	7,091
Facebook, Inc. Class A	30	3,452
Fastenal Company	40	1,879
Federal Realty Investment Trust	14	1,990
FedEx Corporation	13	2,421
Fidelity National Information Services, Inc.	32	2,420
Fifth Third Bancorp	44	1,187
First Solar, Inc.	79	2,535
FirstEnergy Corp.	111	3,438
Fiserv, Inc.	23	2,444
FLIR Systems, Inc.	108	3,909
Flowserve Corporation	52	2,499
Fluor Corporation	62	3,256
FMC Corporation	28	1,584
Foot Locker, Inc.	39	2,765
Ford Motor Company	415	5,034
Fortive Corp	27	1,448

Common Stocks	Shares	Value
Fortune Brands Home & Security, Inc.	29	1,550
Franklin Resources, Inc.	39	1,544
Freeport-McMoRan Copper & Gold Inc.	235	3,100
Frontier Communications Corporation Class	1,228	4,151
Gap Inc.	103	2,311
Garmin Ltd.	213	10,328
General Dynamics Corporation	15	2,590
General Electric Company	74	2,338
General Growth Properties, Inc.	77	1,923
General Mills, Inc.	47	2,903
General Motors Company	142	4,947
Genuine Parts Company	20	1,911
Gilead Sciences, Inc.	35	2,506
Global Payments Inc.	20	1,388
Goldman Sachs Group Inc.	30	7,184
Goodyear Tire & Rubber Company	119	3,674
Google Inc. Class A	2	1,585
Google Inc. Class C	2	1,544
H&R Block Inc.	202	4,644
Halliburton Company	38	2,055
Hanesbrands Inc.	231	4,983
Harley-Davidson Inc.	87	5,076
Harman International Industries Incorporation	36	4,002
Harris Corporation	37	3,791
Hartford Financial Services Group Inc.	73	3,478
Hasbro Inc.	37	2,878
HCA Holdings Inc.	32	2,369
HCP Inc.	78	2,318
Helmerich & Payne Inc.	26	2,012
Henry Schein Inc.	34	5,158
Hershey Company	104	10,757
Hess Corporation	25	1,557
Hewlett Packard Enterprises	221	5,114
Hewlett-Packard Company	669	9,928
Hologic Inc.	104	4,172
Home Depot Inc.	20	2,682
Honeywell International Inc.	20	2,317
Hormel Foods Corporation	365	12,706
Host Hotels & Resorts Inc.	247	4,653
Humana Inc.	18	3,673
Huntington Bancshares Incorporated	89	1,177
Illinois Tool Works Inc.	19	2,327
Illumina Inc.	41	5,250
Ingersoll-Rand Plc	21	1,576
Intel Corporation	128	4,643
Intercontinental Exchange Inc.	39	2,200
International Business Machines Corporation	26	4,316
International Flavors & Fragrances Inc.	104	12,254
International Paper Company	66	3,502
Interpublic Group of Companies Inc.	174	4,073
Intuit Inc.	45	5,157
Intuitive Surgical Inc.	7	4,439
Invesco Ltd.	49	1,487
Iron Mountain Incorporated	128	4,157
J. M. Smucker Company	40	5,122
J.B. Hunt Transport Services Inc.	27	2,621
Jacobs Engineering Group Inc.	58	3,306
Johnson & Johnson	55	6,337
Johnson Controls Intl ADR	54	2,224
JPMorgan Chase & Co.	41	3,538
Juniper Networks Inc.	246	6,952
Kansas City Southern	46	3,903
Kellogg Company	41	3,022
KeyCorp	65	1,188
Kimberly-Clark Corporation	79	9,015
Kimco Realty Corporation	77	1,937

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016

Syntax 500 Series (Continued)

Common Stocks	Shares	Value
Kinder Morgan Inc. Class P	496	10,272
KLA-Tencor Corporation	120	9,442
Kohl’s Corporation	55	2,716
Kraft Heinz Company	35	3,056
Kroger Co.	184	6,350
L Brands Inc.	36	2,370
L-3 Technologies Inc.	25	3,803
Laboratory Corporation of America Holdings	18	2,311
Lam Research Corporation	91	9,621
Leggett & Platt, Incorporated	79	3,862
Lennar Corporation Class A	103	4,422
Leucadia National Corporation	101	2,348
Level 3 Communications Inc	74	4,171
Lincoln National Corporation	39	2,585
Linear Technology Corporation	75	4,676
LKQ Corporation	80	2,452
Lockheed Martin Corporation	14	3,499
Loews Corporation	222	10,396
Lowe’s Companies, Inc.	35	2,489
LyondellBasell Industries NV	22	1,887
M&T Bank Corporation	8	1,251
Macerich Company	29	2,054
Macy’s Inc	74	2,650
Mallinckrodt Plc	120	5,978
Marathon Oil Corporation	85	1,471
Marathon Petroleum Corporation	162	8,157
Marriott International, Inc. Class A	56	4,630
Marsh & McLennan Companies, Inc.	21	1,419
Martin Marietta Materials, Inc.	24	5,317
Masco Corporation	48	1,518
MasterCard Incorporated Class A	14	1,446
Mattel, Inc.	107	2,948
McCormick & Company, Incorporated	136	12,693
McDonald’s Corporation	52	6,329
McKesson Corporation	18	2,528
Mead Johnson Nutrition Company	42	2,972
Medtronic, PLC.	54	3,846
Merck & Co., Inc.	64	3,768
MetLife, Inc.	46	2,479
Mettler-Toledo International Inc.	3	1,256
Michael Kors Holdings Ltd	74	3,181
Microchip Technology Incorporated	72	4,619
Micron Technology, Inc.	234	5,129
Microsoft Corporation	168	10,440
Mid-America Apartment Communities, Inc.	19	1,860
Mohawk Industries, Inc.	20	3,994
Molson Coors Brewing Company Class B	106	10,315
Mondelez International, Inc. Class A	70	3,103
Monsanto Company	26	2,735
Monster Beverage Corporation	117	5,188
Moody’s Corporation	29	2,734
Morgan Stanley	166	7,014
Mosaic Company	90	2,640
Motorola Solutions, Inc.	127	10,527
Murphy Oil Corporation	46	1,432
Mylan Inc.	19	725
NASDAQ OMX Group, Inc.	34	2,282
National Oilwell Varco, Inc.	131	4,905
Navient Corp	432	7,098
NetApp, Inc.	147	5,185
Netflix, Inc.	19	2,352
Newell Rubbermaid Inc.	67	2,992
Newfield Exploration Company	36	1,458
Newmont Mining Corporation	104	3,543
News Corporation Class A	85	974
News Corporation Class B	83	979

Common Stocks	Shares	Value
NextEra Energy, Inc.	30	3,584
Nielsen N.V.	101	4,237
NIKE, Inc. Class B	67	3,406
NiSource Inc.	101	2,236
Noble Energy, Inc.	38	1,446
Nordstrom Inc.	52	2,492
Norfolk Southern Corporation	36	3,891
Northern Trust Corporation	18	1,603
Northrop Grumman Corporation	15	3,489
NRG Energy, Inc.	552	6,768
Nucor Corporation	55	3,274
NVIDIA Corporation	51	5,444
Occidental Petroleum Corporation	22	1,567
Omnicom Group Inc	48	4,085
ONEOK, Inc.	183	10,506
Oracle Corporation	130	4,999
O’Reilly Automotive, Inc.	10	2,784
PACCAR Inc	39	2,492
Parker-Hannifin Corporation	19	2,660
Patterson Companies, Inc.	130	5,334
Paychex, Inc.	78	4,749
PayPal Holdings Inc	60	2,368
Pentair plc	45	2,523
People’s United Financial, Inc.	363	7,028
PepsiCo, Inc.	101	10,568
PerkinElmer, Inc.	98	5,111
Perrigo Co. Plc	79	6,575
Pfizer Inc.	121	3,930
PG&E Corporation	36	2,188
Philip Morris International Inc.	115	10,521
Phillips 66	90	7,777
Pinnacle West Capital Corporation	29	2,263
Pioneer Natural Resources Company	8	1,441
Pitney Bowes Inc.	225	3,418
PNC Financial Services Group, Inc.	10	1,170
PPG Industries, Inc.	21	1,990
PPL Corporation	65	2,213
Praxair, Inc.	33	3,867
Priceline Group Inc	2	2,932
Principal Financial Group, Inc.	27	1,562
Procter & Gamble Company	106	8,912
Progressive Corporation	154	5,467
Prologis, Inc.	37	1,953
Prudential Financial, Inc.	26	2,706
Public Service Enterprise Group Incorporation	82	3,598
Public Storage	8	1,788
PulteGroup, Inc.	238	4,374
PVH Corp.	26	2,346
Qorvo Inc	86	4,535
QUALCOMM Incorporated	68	4,434
Quanta Services, Inc.	101	3,520
Quest Diagnostics Incorporated	26	2,389
Ralph Lauren Corporation Class A	26	2,348
Range Resources Corporation	48	1,649
Raytheon Company	25	3,550
Realty Income Corporation	35	2,012
Red Hat, Inc.	131	9,131
Regeneron Pharmaceuticals, Inc.	14	5,139
Regions Financial Corporation	83	1,192
Republic Services, Inc.	93	5,306
Reynolds American Inc.	190	10,648
Robert Half International Inc.	88	4,293
Rockwell Automation, Inc.	26	3,494
Rockwell Collins, Inc.	42	3,896
Roper Industries, Inc.	8	1,465
Ross Stores, Inc.	44	2,886

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016

Syntax 500 Series (Continued)

Common Stocks	Shares	Value
Royal Caribbean Cruises Ltd.	28	2,297
Ryder System, Inc.	33	2,457
S&P Global Inc	25	2,689
salesforce.com, inc.	74	5,066
SCANA Corporation	31	2,272
Schlumberger NV	25	2,099
Scripps Networks Interactive, Inc. Class A	29	2,070
Seagate Technology PLC	130	4,962
Sealed Air Corporation	43	1,950
Sempra Energy	22	2,214
Sherwin-Williams Company	7	1,881
Signet Jewelers Limited	36	3,393
Simon Property Group, Inc.	11	1,954
Skyworks Solutions, Inc.	61	4,554
SL Green Realty Corp.	41	4,410
Snap-on Incorporated	19	3,254
Southern Company	45	2,214
Southwest Airlines Co.	64	3,190
Southwestern Energy Company	156	1,688
Spectra Energy Corp	253	10,396
St. Jude Medical, Inc.	49	3,929
Stanley Black & Decker, Inc.	27	3,097
Staples, Inc.	535	4,842
Starbucks Corporation	107	5,941
State Street Corporation	59	4,585
Stericycle, Inc.	69	5,316
Stryker Corporation	34	4,074
SunTrust Banks, Inc.	22	1,207
Symantec Corporation	213	5,089
Synchrony Financial	194	7,036
Sysco Corporation	114	6,312
T. Rowe Price Group	21	1,580
Target Corporation	45	3,250
TE Connectivity Ltd.	37	2,563
TechnipFMC PLC	148	5,258
TEGNA INC	91	1,946
Teradata Corporation	185	5,026
Tesoro Corporation	87	7,608
Texas Instruments Incorporated	64	4,670
Textron Inc.	54	2,622
Thermo Fisher Scientific Inc.	36	5,080
Tiffany & Co.	42	3,252
Time Warner Inc.	22	2,124
TJX Companies, Inc.	38	2,855
Torchmark Corporation	36	2,655
Total System Services, Inc.	29	1,422
Tractor Supply Company	26	1,971
TransDigm Group Incorporated	21	5,228
Transocean Ltd.	138	2,034
Travelers Companies, Inc.	43	5,264
TripAdvisor, Inc.	72	3,339
Twenty-First Century Fox, Inc. Class A	130	3,645
Twenty-First Century Fox, Inc. Class B	131	3,570
Tyson Foods, Inc. Class A	203	12,521
U.S. Bancorp	23	1,182
UDR, Inc.	51	1,860
Ulta Salon Cosmetics & Fragrance Inc.	11	2,804
Under Armour, Inc. Class A	54	1,569
Under Armour, Inc. Class C	64	1,611
Union Pacific Corporation	38	3,940
UNITED CONTL HLDGS INC	43	3,134
United Parcel Service, Inc. Class B	22	2,522
United Rentals, Inc.	25	2,640
United Technologies Corporation	22	2,412
UnitedHealth Group Incorporated	22	3,521
Universal Health Services, Inc. Class B	22	2,340

Common Stocks	Shares	Value
Unum Group	121	5,316
Urban Outfitters, Inc.	94	2,677
V.F. Corporation	94	5,015
Valero Energy Corporation	118	8,062
Varian Medical Systems, Inc.	46	4,130
Ventas, Inc.	37	2,313
VeriSign, Inc.	44	3,347
VERISK ANALYTICS INC	34	2,760
Verizon Communications Inc.	202	10,783
Vertex Pharmaceuticals Incorporated	34	2,505
Viacom Inc. Class B	58	2,036
Visa Inc. Class A	18	1,404
Vornado Realty Trust	45	4,697
Vulcan Materials Company	42	5,256
W.W. Grainger Inc.	8	1,858
Walgreens Boots Alliance	120	9,931
Wal-Mart Stores, Inc.	89	6,152
Walt Disney Company	68	7,087
Waste Management, Inc.	75	5,318
Waters Corporation	37	4,972
Wells Fargo & Company	63	3,472
Welltower Inc	35	2,343
Western Digital Corporation	78	5,300
Western Union Company	216	4,692
WestRock Co Class A	69	3,503
Weyerhaeuser Company	110	3,310
Whirlpool Corporation	9	1,636
Whole Foods Market, Inc.	202	6,214
Williams Companies, Inc.	348	10,837
Willis Towers Watson	12	1,467
Wisconsin Energy Corporation	60	3,519
Wyndham Worldwide Corporation	61	4,659
Wynn Resorts, Limited	26	2,249
Xcel Energy Inc.	55	2,239
Xerox Corporation	455	3,972
Xilinx, Inc.	84	5,071
XL Group Ltd	142	5,291
Xylem Inc.	52	2,575
Yahoo! Inc.	85	3,287
YUM! Brands, Inc.	99	6,270
Zimmer Holdings, Inc.	37	3,818
Zions Bancorporation	28	1,205
Zoetis, Inc. Class A	103	5,514
Total Common Stocks
(Cost $1,679,575)		$1,998,900

Total Syntax Combined Series
(Cost $1,679,575)		$1,998,900

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016

Percent of
Risk Group	Net Assets
Syntax 500 Series
Financials Risk Group	12.39%
Energy Risk Group	12.30%
Industrials Risk Group	12.22%
Information Tools Risk Group	12.27%
Information Products & Services Risk Group	12.43%
Consumer Risk Group	11.96%
Food Risk Group	12.38%
Healthcare Risk Group	12.43%
Total	98.38%

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF OPERATIONS

Year ended December 31, 2016

		Syntax 500
		Series
Income
Dividend income		$39,497
Interest income		2

Total income		39,499

Expenses
Custodian fees		1,510
Audit fees		2,716
Management fees		1,827
Expenses in excess of cap	2(e)	(5,379)

Total expenses		674

Net investment income		38,825

Net realized gain on investments		113,092
Net unrealized appreciation on investments		95,520

Net realized gains and net change in unrealized appreciation on investments		208,612

Net increase in partners’ capital resulting from operations		$247,437

Pro-rata allocation of income
Limited Partners		$234,397
General Partner		13,040

Net change in unrealized appreciation on investments		$247,437

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF CHANGES IN PARTNERS’ CAPITAL

Year ended December 31, 2016

	General	Limited
	Partner	Partners	Total
Syntax 500 Series
Partners’ capital January 1, 2016	$107,708	$1,389,224	$1,496,932

Capital contributions	-	371,291	371,291
Capital withdrawals	(53,616)	(30,144)	(83,760)
Net increase in Partners’ capital resulting from operations	13,040	234,397	247,437
Total increase/(decrease) in Partners’ capital during the year	(40,576)	575,544	534,968

Partners’ capital December 31, 2016	$67,132	$1,964,768	$2,031,900

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP
Syntax 500 Series

STATEMENT OF CASH FLOWS

Year ended December 31, 2016

Syntax 500
Series
Cash Flows from operating activities:
Net increase in partners’ capital from operations	$247,437
Adjustments to reconcile net increase in partners’ capital from operations to net cash flows from operating activities:
Purchase of investment securities	(708,586)
Proceeds from disposition of investment securities	563,923
Unrealized gain on securities	(95,520)
Net realized gain from securities	(113,092)
Increase in interest and dividends receivable	(577)
Decrease in amounts due to brokers	(397,002)
Decrease in amounts due from brokers	260,837
Decrease in accrued expenses	(856)
Net cash provided by/(used in) operating activities	(243,436)

Cash flows from financing activities:
Proceeds from contributions	371,291
Decrease in withdrawals payable	(49,606)
Payments for withdrawals	(83,760)
Net cash provided by/(used in) financing activities	237,925

Net decrease in cash and cash equivalents	(5,511)
Beginning cash and cash equivalents balance	15,703
Ending cash and cash equivalents balance	$10,192

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2016

1.	ORGANIZATION AND PURPOSE

These financial statements report on the 500 Series within Syntax Index Series, LP only. The Syntax 500 Series is a discrete Series within Syntax Index Series, LP consisting of a broad-based, diversified US large cap equity portfolio containing the securities included in the Syntax 500 Index.

Syntax Index Series LP (“Fund” or “Partnership”) was formed as a limited partnership and organized under the laws of the State of Delaware. The name was changed from Syntax 900 I, L.P. to Syntax Index Series LP on January 1, 2015. The Partnership commenced operations on November 28, 2010. The General Partner of the Partnership is Syntax Index Series GP, LLC (“General Partner”). The name of the General Partner was changed from Syntax 900 I GP, LLC to Syntax Index Series GP, LLC on December 14, 2016. The Partnership’s investment manager is Syntax LLC (“Manager”). The name of the Manager was changed from Syntax Analytics LLC to Syntax LLC on March 23, 2015. The registered offices of the Partnership are located at 110 East 59th Street, 33rd Floor, New York, NY 10022.

On January 1, 2015, with the consent of a majority of the Limited Partners, the Partnership was restructured into a Delaware Series Limited Partnership. The Partnership also changed its name from Syntax 900 I, L.P. to Syntax Index Series LP at the time of the restructuring. Prior to the restructuring, the Partnership operated as a single investment vehicle that was managed as eleven sub-portfolios. These sub-portfolios reflect the securities included in each of the Syntax 900, 500 and 400 as well as the Syntax Financials, Energy, Industrials, Information Tools, Information Products, Consumer Products, Food and Healthcare Portfolios. In the opinion of the General Partner, it was in the best interests of the Partnership and the Limited Partners to create segregated, individually investable portfolios within the Partnership to hold securities included in each index and industry grouping described above. The assets, liabilities and income of each Series are accounted for individually and separate for other Series. The assets and liabilities of the Partnership were split among the newly created Series.

The investment objective of the Partnership and of the Syntax 500 Series is to deliver returns that provide an equity risk premium commensurate with the risk of a broad-based, diversified US large cap equity portfolio. The investment universe that Syntax uses to accomplish its investment objectives are 500 large-cap US companies. An integral part of the Fund’s investment objective is to provide this broad-based equity exposure while minimizing non-systematic risk. A portfolio is exposed to non-systematic risk when its intended weights or exposures to specific risks deviate from their original values due to changes in market values of the constituents of the portfolio. The Fund manages its portfolio’s exposure to non-systematic risk by hierarchically stratifying the constituents of its portfolio into specific predetermined risk groups and sub-groups. It then assigns specific relative weights to each predetermined risk exposure. The Fund actively maintains these risk exposures by resetting the weights no less than quarterly. Syntax believes that through this active risk management process, a portfolio’s exposure to and the impact from non-systematic risks can be minimized and Syntax can create an optimal risk profile in which the only concentrated risk is systematic. Traditional indices use another approach: capitalization weighting. These indices typically have relative weights based on their respective market capitalizations.

Because of the hierarchical risk stratification methodology used by the Fund to manage specific risk exposure and control for selection biases in a portfolio, the Fund’s investment objective is, by definition, not to provide returns consistent with a capitalization-weighted portfolio. Rather, the Fund’s investment strategy is to provide investors with normalized returns that should be expected from an equity portfolio that consistently maintains broad-based and well-distributed exposure to each risk category in its portfolio. By using Syntax’ patented attribute based bar code technology, the Fund’s strategy is to control for these selection biases that are endemic to a capitalization weighted portfolio and, thus,

SYNTAX INDEX SERIES LP

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2016

1.	ORGANIZATION AND PURPOSE (Continued)

protect its portfolio from the downside pressure that results from non-systematic variables. By using the 500 large-cap companies as its investment universe, the Fund provides a direct ongoing comparison between these two different approaches to portfolio management.

The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to the Series are enforceable only against the assets of the Series and not against any other assets of the Partnership generally or any other Series and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Partnership generally or any other Series are enforceable against the assets of the Series.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Accounting

The financial statements are expressed in US dollars. They are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The fund is an investment company and follows accounting and reporting guidance in accounting standards Codification Topic 946-Investment Companies.

(b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable and prudent. Actual results could differ from these estimates.

(c) Cash and Cash Equivalents

Cash and cash equivalents include amounts due from banks on demand and interest bearing deposits with original maturities of three months or less. There are no restrictions on cash balances. Interest is earned on excess cash held at the custodian.

(d) Investments

Security transactions are recorded on the trade date basis. Realized gains and losses are computed by use of the first-in, first-out method. Dividend income is recognized on the ex-dividend date while interest is recorded on an accruals basis.

Securities are fair valued as of the close of trading on the primary market in which each security trades on the reporting date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. Securities not traded on the valuation date are fair valued at the mean of the latest quoted bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

(e) Amounts Due From/to Broker

Amounts due from broker and amounts due to broker represent amounts receivable and payable resulting from trades pending settlement as of December 31, 2016.

SYNTAX INDEX SERIES LP

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f) Withdrawals Payable and Accrued Expenses

Withdrawals payable represents amounts due to partners based on withdrawals effective through December 31, 2016. There are no withdrawals payable at December 31, 2016. Expenses such as audit expense and tax preparation fees are estimated and accrued monthly. Management believes that the amounts so accrued are reasonable and reflective of actual charges incurred.

(g) Expense Cap

The General Partner has agreed to limit the expenses, including management fees and trading costs, charged to limited partners to no more than 0.10% per annum in the 500 Series. Actual expenses to the Fund exceeded this limit by $5,379 during the year which amount the General Partner reimbursed the Fund.

(h) Tax

The Partnership files annual tax returns as a combined whole and, therefore, the Series is included in the the Partnership’s annual tax filing. As a result, the following discussion is related to the Partnership as a whole and not to the Series individually. The Partnership is subject to the provisions of the Financial Accounting Standards Board’s (FASB) Codification 740-10-65-1 requirements for accounting for uncertainty in income taxes. These standards establish consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. The general partner has analyzed the Partnership’s inventory of tax positions taken with respect to applicable income tax issues for all open tax years (in each respective jurisdiction) and has concluded that no provision for income tax is required in the Partnership’s financial statements. The federal and state income tax returns of the Partnership for 2016 are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

(i) Recently Adopted Accounting Pronouncement

In August 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40) (“ASU 2014-15”). The pronouncement determines management’s responsibility regarding the assessment of the Fund’s ability to continue as a going concern, even if the Fund’s liquidation is not imminent. Currently, no similar guidance exists for management’s representation of going concern. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Fund’s ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after 15 December 2016. Management have determined there was no significant impact on the Fund’s financial statements.

SYNTAX INDEX SERIES LP

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2016

3.	FAIR VALUE

Investments in securities are carried at fair value. Under ASC 820, “Fair Value Measurements and Disclosures” fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities:
Level 2	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly:
Level 3	Prices or valuation that requires inputs that are both significant to the fair value measurement and unobservable.

There were no transfers of securities between levels of the fair value hierarchy during the year ended December 31, 2016.

Assets Measured at Fair Value on a

Recurring Basis as of December 31, 2016

Description	Level 1	Level 2	Level 3	Total

Investments in publically traded shares	$1,998,900	-	-	$1,998,900

Total	$1,998,900	$-	$-	$1,998,900

4.	MANAGEMENT FEE AND PERFORMANCE ALLOCATION

The Investment Manager receives a quarterly management fee equal to one-quarter of 0.10% of the net asset value of the Series. The General Partner is not entitled to receive a performance allocation. The Fund pays its direct out-of-pocket expenses such as trading costs, custodial fees and fees for accounting expenses such as audited financials subject to the limits described in Note 2(g) above.

5.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK

At December 31, 2016, the Partnership had all of its individual counterparty credit risk with Citibank N.A. in the United States. Senior debt of Citibank N.A. is rated A+ by Standard and Poors and is rated A1 by Moody’s. In addition, all cash and cash equivalents are held with Citibank N.A. in the United States. The Partnership continuously monitors the credit standing of its broker and does not expect any material losses as a result of this concentration.

All securities transactions of the Partnership are cleared by registered brokers/dealers pursuant to customer agreements. In the event the brokers/dealers are unable to fulfill their obligations, the Partnership would be subject to credit risk.

SYNTAX INDEX SERIES LP

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2016

6.	PORTFOLIO GAINS AND LOSSES

The 500 Series within the Fund, is a passive portfolio in that it owns and maintains a portfolio of securities whose only constituents are those constituting the Syntax 500. Gains and losses for the Series are allocated pro-rata to those Partners invested in the Series. Except for additions and deletions to the constituent base that happen from time to time as part of the indexing process, the underlying securities in the Series do not change. The primary difference between the Fund and a traditional US stock index is their approach to risk management. As opposed to capitalization-weighting the constituents, the Fund hierarchically stratifies the constituents into specific risk exposures. The Fund manages the portfolio’s specific risk exposure using a predetermined weighting algorithm for each group and each hierarchically ordered sub-group. Because the constituents of the Series are dynamic and their relative market values change over time, the relative weights of these risk groups will change over time also. To adjust for this, the Fund resets the relative weights of each risk group within the Series on a quarterly basis. This process by which the Fund resets risk exposures will generate inter-period gains and losses. The only source of gains and/or losses from the sales of securities for the Fund is from this quarterly rebalancing process of resetting the relative risk exposures of the constituents within each Series of the Fund and from additions and deletions to the portfolio as the underlying constituents change.

Net
	Net			Increase/(Decrease)
	Investment	Realized	Unrealized	in Assets from
Index Series	Income	Gain/(Loss)	Gain/(Loss)	Operations
Syntax 500 Series	38,825	113,092	95,520	247,437

7.	COMMITMENTS AND CONTINGENCIES

Management is aware of no outstanding commitments or contingencies.

8.	FINANCIAL HIGHLIGHTS

The following represents operating performance of the 500 Series within the Fund, ratios to average net assets and total return information for the year ended December 31, 2016:

Syntax 500 Series Financial Highlights:
Total return to limited partners (a)	14.11%
Ratio of expenses to average limited partners’ capital (b)	0.04%
Ratio of net investment income to average limited partners’ capital (c)	2.09%

(a)	Total return is calculated based on net asset value for the limited partner class taken as a whole. An individual investor’s return may vary from these returns based on timing of capital transactions.

(b)	The expense ratio is calculated as a percentage of average net assets and is calculated for the limited partner class taken as a whole. The ratio in the table above is net of Expenses in excess of cap. The computation of such ratios based on the amount of expenses assessed to an individual investor’s capital may vary from these ratios based on the timing of capital transactions.

(c)	The ratio of net investment income is calculated as a percentage of average net assets.

SYNTAX INDEX SERIES LP

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2016

9.	RELATED PARTY TRANSACTIONS

Management fees

The Investment Manager (Syntax Analytics LLC) is entitled to receive a management fee at an annual rate of 0.30% calculated based on assets under management as of the last day of each calendar quarter. However, the Investment Manager has agreed to accept reduced fees. Management fees are charged at the Series level. The rates charged vary by Series between 0.10% and 0.25%. Management fees are charged to the 500 Series at 0.10% per annum and totaled $1,827 during the year.

Capital Transactions

The General Partner had $67,132 invested in the 500 Series at December 31, 2016. Persons who are members of the General Partner’s family had $139,702 invested in the 500 Series at December 31, 2016 and management of the Investment Manager had $5,206 invested in the Series at December 31, 2016.

10.	SUBSEQUENT EVENTS

In connection with the preparation of the accompanying financial statements as of December 31, 2016, management has evaluated the impact of all subsequent events on the Fund through February 28, 2018, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure other than as set forth below.

Subsequent to December 31, 2016, there have been partnership contributions and withdrawals as follows:

Period from January 1, 2017 through February 28, 2018

	General Partner	Limited Partners	Total
Contributions	$1,500,000	$25,746,217	$27,246,217
Withdrawals	$(96,130)	$(121,596)	$(217,726)
Total	$1,403,870	$25,624,621	$27,028,491

Syntax Index Series LP

Syntax 500 Series

Financial statements for the year ended December 31, 2015

SYNTAX INDEX SERIES LP

Syntax 500 Series

FINANCIAL STATEMENTS

for the year ended December 31, 2015

Report of Independent Auditors

To the General Partner, Syntax Index Series, L.P.

We have audited the accompanying financial statements of the Syntax 500 Series (the “Series”) of Syntax Index Series, L.P. (the “Partnership”), which comprise the statement of assets and liabilities, including the schedule of investments, as of December 31, 2015, and the related statements of operations, changes in partner capital and cash flows for the year then ended, and the related notes to the financial statements. These financial statements are the responsibility of the management of Syntax Index Series, LP. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements referred to above present fairly, in all material respects, the assets and liabilities of the Syntax 500 Series of Syntax Index Series, LP at December 31, 2015, and its operating revenues and expenses for the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Ernst & Young

Dublin, Ireland

Date: February 28, 2018

SYNTAX INDEX SERIES LP

Syntax 500 Series

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

		Syntax 500
		Series
Assets
Cash and cash equivalents	2(c)	$15,703
Investments (cost $1,421,821)	2(d)	1,645,625
Amounts due from broker		287,321
Dividends receivable		2,154

Total assets		$1,950,803

Liabilities and Partners' Capital

Accrued expenses		$7,263
Amounts due to broker		397,002
Withdrawals payable		49,606

Total Liabilities		453,871

General Partner's capital		107,708
Limited Partners' capital		1,389,224
Total Partners' capital		1,496,932

Total Liabilities and Partners' Capital		$1,950,803

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

SCHEDULE OF INVESTMENTS

December 31, 2015

Syntax 500 Series

Common Stocks	Shares	Fair Value
3M Company	14	$2,109
Abbott Laboratories	57	2,560
AbbVie, Inc.	55	3,258
Accenture Plc	33	3,449
ACE Limited	36	4,207
ACTIVISION BLIZZARD INC	110	4,258
Adobe Systems Incorporated	91	8,549
ADT Corporation	62	2,045
Advance Auto Parts, Inc.	17	2,559
AES Corporation	601	5,752
Aetna Inc.	32	3,460
Affiliated Managers Group, Inc.	7	1,118
Aflac Incorporated	71	4,253
Agilent Technologies, Inc.	46	1,923
AGL Resources, Inc.	73	4,658
Air Products and Chemicals, Inc.	16	2,082
Airgas, Inc.	16	2,213
Akamai Technologies, Inc.	73	3,842
Alcoa Inc.	160	1,579
Alexion Pharmaceuticals, Inc.	23	4,387
Allegion PLC	26	1,714
Allergan, Inc.	8	2,500
Alliance Data Systems Corporation	21	5,808
Allstate Corporation	69	4,284
Altria Group, Inc.	148	8,615
Amazon.com, Inc.	4	2,704
Ameren Corporation	29	1,254
American Airlines Group	74	3,134
American Electric Power Company, Inc.	18	1,049
American Express Company	21	1,461
American International Group, Inc.	35	2,169
American Tower Corporation	19	1,842
Ameriprise Financial, Inc.	11	1,171
AmerisourceBergen Corporation	28	2,904
AMETEK, Inc.	36	1,929
Amgen Inc.	20	3,247
Amphenol Corporation Class A	41	2,141
Anadarko Petroleum Corporation	32	1,555
Analog Devices, Inc.	67	3,706
Anthem Inc	25	3,486
Aon plc	21	1,936
Apache Corporation	77	3,424
Apartment Investment and Management	58	2,322
Apple Inc.	79	8,316
Applied Materials, Inc.	401	7,487
Archer-Daniels-Midland Company	281	10,307
Assurant, Inc.	27	2,175
AT&T Inc.	248	8,534
Autodesk, Inc.	139	8,469
Automatic Data Processing, Inc.	33	2,796
AutoNation, Inc.	43	2,565
AutoZone, Inc.	3	2,226
Avago Technologies Limited	26	3,774
AvalonBay Communities, Inc.	13	2,394
Avery Dennison Corporation	28	1,754
Baker Hughes Incorporated	32	1,477
Ball Corporation	24	1,746
Bank of America Corporation	168	2,827
Bank of New York Mellon Corporation	93	3,833
Baxalta Inc.	83	3,239
Baxter International Inc.	68	2,594
BB&T Corporation	27	1,021
Becton, Dickinson and Company	28	4,315
Bed Bath & Beyond Inc.	59	2,847
Berkshire Hathaway Inc. Class B	65	8,583
Best Buy Co., Inc.	142	4,324

Common Stocks	Shares	Fair Value
Biogen Idec Inc.	11	$3,370
BlackRock, Inc.	3	1,022
Boeing Company	15	2,169
BorgWarner Inc.	49	2,118
Boston Properties, Inc.	30	3,826
Boston Scientific Corporation	174	3,209
Bristol-Myers Squibb Company	30	2,064
Broadcom Corporation Class A	44	2,544
Brown-Forman Corporation Class B	84	8,340
C. R. Bard, Inc.	23	4,357
C.H. Robinson Worldwide, Inc.	52	3,225
CA, Inc.	196	5,598
Cablevision Systems Corporation Class A	92	2,935
Cabot Oil & Gas Corporation	92	1,627
Cameron International Corporation	92	5,814
Campbell Soup Company	46	2,417
Capital One Financial Corporation	79	5,702
Cardinal Health, Inc.	32	2,857
CarMax, Inc.	48	2,591
Carnival Corporation	35	1,907
Caterpillar Inc.	42	2,854
CBRE Group, Inc. Class A	55	1,902
CBS Corporation Class B	37	1,744
Celgene Corporation	27	3,234
CenterPoint Energy, Inc.	70	1,285
CenturyLink, Inc.	111	2,793
Cerner Corporation	47	2,828
CF Industries Holdings, Inc.	51	2,081
Charles Schwab Corporation	35	1,153
Chesapeake Energy Corporation	347	1,562
Chevron Corporation	128	11,515
Chipotle Mexican Grill, Inc.	7	3,359
Chubb Corporation	16	2,122
Church & Dwight Co., Inc.	76	6,451
Cigna Corporation	24	3,512
Cimarex Energy Co.	18	1,609
Cincinnati Financial Corporation	72	4,260
Cintas Corporation	23	2,094
Cisco Systems, Inc.	208	5,648
Citigroup Inc.	55	2,846
Citrix Systems, Inc.	37	2,799
Clorox Company	101	12,810
CME Group Inc. Class A	21	1,903
CMS Energy Corporation	35	1,263
Coach, Inc.	88	2,880
Coca-Cola Company	66	2,835
Coca-Cola Enterprises, Inc.	58	2,856
Cognizant Technology Solutions Corporation	57	3,421
Colgate-Palmolive Company	96	6,396
Columbia Pipeline Group Inc.	235	4,700
Comcast Corporation Class A	51	2,878
Comerica Incorporated	25	1,046
ConAgra Foods, Inc.	58	2,445
ConocoPhillips	122	5,696
CONSOL Energy Inc.	192	1,517
Consolidated Edison, Inc.	35	2,249
Constellation Brands, Inc. Class A	60	8,546
Corning Incorporated	118	2,157
Costco Wholesale Corporation	36	5,814
Crown Castle International Corp.	22	1,902
CSRA Inc.	119	3,570
CSX Corporation	100	2,595
Cummins Inc.	24	2,112
CVS Caremark Corporation	87	8,506
D.R. Horton, Inc.	118	3,780
Danaher Corporation	23	2,136

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2015

Syntax 500 Series (Continued)

Common Stocks	Shares	Fair Value
Darden Restaurants, Inc.	54	$3,437
DaVita HealthCare Partners Inc.	27	1,882
Deere & Company	37	2,822
Delphi Automotive PLC	25	2,143
Delta Air Lines, Inc.	62	3,143
DENTSPLY International Inc.	70	4,260
Devon Energy Corporation	51	1,632
Diamond Offshore Drilling, Inc.	93	1,962
Discover Financial Services	106	5,684
Discovery Communications Class	35	883
Discovery Communications, Inc. Class A	33	880
Dollar General Corporation	40	2,875
Dollar Tree, Inc.	37	2,857
Dominion Resources, Inc.	18	1,218
Dover Corporation	35	2,146
Dow Chemical Company	31	1,596
Dr Pepper Snapple Group, Inc.	30	2,796
DTE Energy Company	16	1,283
Duke Energy Corporation	14	999
Dun & Bradstreet Corporation	22	2,286
E*TRADE Financial Corporation	65	1,927
E. I. du Pont de Nemours and Company	24	1,598
Eastman Chemical Company	24	1,620
Eaton Corp. Plc	41	2,134
eBay Inc.	104	2,858
Ecolab Inc.	14	1,601
Edison International	38	2,250
Edwards Lifesciences Corporation	41	3,238
Electronic Arts Inc.	62	4,261
Eli Lilly and Company	24	2,022
EMC Corporation	135	3,467
Emerson Electric Co.	45	2,152
Endo International Plc	52	3,183
Ensco plc	128	1,970
Entergy Corporation	15	1,025
EOG Resources, Inc.	49	3,469
EQT Corporation	30	1,564
Equifax Inc.	20	2,227
Equinix, Inc.	13	3,931
Equity Residential	29	2,366
Essex Property Trust, Inc.	10	2,394
Estee Lauder Companies Inc. Class A	73	6,428
Eversource Energy	55	2,809
Exelon Corporation	38	1,055
Expedia, Inc.	11	1,367
Expeditors International of Washington, Inc.	72	3,247
Express Scripts Holding Company	99	8,654
Exxon Mobil Corporation	147	11,459
F5 Networks, Inc.	59	5,721
Facebook, Inc. Class A	27	2,826
Fastenal Company	39	1,592
FedEx Corporation	22	3,278
Fidelity National Information Services, Inc.	32	1,939
Fifth Third Bancorp	52	1,045
First Solar, Inc.	33	2,178
FirstEnergy Corp.	32	1,015
Fiserv, Inc.	21	1,921
FLIR Systems, Inc.	114	3,200
Flowserve Corporation	68	2,861
Fluor Corporation	40	1,889
FMC Corporation	40	1,565
FMC Technologies, Inc.	199	5,773
Ford Motor Company	305	4,297
Fossil Group, Inc.	78	2,852
Franklin Resources, Inc.	31	1,141
Freeport-McMoRan Copper & Gold Inc.	238	1,611

Common Stocks	Shares	Fair Value
Frontier Communications Corporation Class	603	$2,816
GameStop Corp. Class A	50	1,402
Gap, Inc.	84	2,075
Garmin Ltd.	235	8,735
General Dynamics Corporation	15	2,060
General Electric Company	70	2,181
General Growth Properties, Inc.	71	1,932
General Mills, Inc.	42	2,422
General Motors Company	126	4,285
Genuine Parts Company	19	1,632
Gilead Sciences, Inc.	32	3,238
Goldman Sachs Group, Inc.	32	5,767
Goodyear Tire & Rubber Company	65	2,124
Google Inc. Class A	2	1,556
Google Inc. Class C	2	1,518
H&R Block, Inc.	116	3,864
Halliburton Company	42	1,430
Hanesbrands Inc.	100	2,943
Harley-Davidson, Inc.	96	4,357
Harman International Industries, Incorporation	23	2,167
Harris Corporation	37	3,215
Hartford Financial Services Group, Inc.	50	2,173
Hasbro, Inc.	32	2,156
HCA Holdings Inc.	28	1,894
HCP, Inc.	50	1,912
Helmerich & Payne, Inc.	27	1,446
Henry Schein, Inc.	27	4,271
Hershey Company	95	8,481
Hess Corporation	119	5,769
Hewlett Packard Enterprises	229	3,481
Hewlett-Packard Company	741	8,773
Home Depot, Inc.	22	2,910
Honeywell International Inc.	21	2,175
Hormel Foods Corporation	130	10,280
Host Hotels & Resorts, Inc.	180	2,761
Humana Inc.	20	3,570
Huntington Bancshares Incorporated	94	1,040
Illinois Tool Works Inc.	23	2,132
Illumina Inc.	23	4,415
Ingersoll-Rand Plc	58	3,207
Intel Corporation	73	2,515
Intercontinental Exchange, Inc.	8	2,050
International Business Machines Corporation	25	3,441
International Flavors & Fragrances Inc.	87	10,409
International Paper Company	84	3,167
Interpublic Group of Companies, Inc.	146	3,399
Intuit Inc.	29	2,799
Intuitive Surgical, Inc.	8	4,369
Invesco Ltd.	35	1,172
Iron Mountain Incorporated	122	3,295
J. M. Smucker Company	23	2,837
J.B. Hunt Transport Services, Inc.	36	2,641
Jacobs Engineering Group Inc.	45	1,888
Johnson & Johnson	25	2,568
Johnson Controls, Inc.	53	2,093
JPMorgan Chase & Co.	43	2,839
Juniper Networks, Inc.	207	5,713
Kansas City Southern	36	2,688
Kellogg Company	34	2,457
Keurig Green Mountain, Inc.	32	2,879
KeyCorp	79	1,042
Kimberly-Clark Corporation	100	12,730
Kimco Realty Corporation	72	1,905
Kinder Morgan, Inc. Class P	314	4,685
KLA-Tencor Corporation	111	7,698
Kohl's Corporation	59	2,810

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2015

Syntax 500 Series (Continued)

Common Stocks	Shares	Fair Value
Kraft Heinz Company	33	$2,401
Kroger Co.	135	5,647
L Brands, Inc.	22	2,108
L-3 Communications Holdings, Inc.	27	3,227
Laboratory Corporation of America Holdings	15	1,855
Lam Research Corporation	96	7,624
Legg Mason, Inc.	29	1,138
Leggett & Platt, Incorporated	76	3,194
Lennar Corporation Class A	78	3,815
Leucadia National Corporation	128	2,226
Level 3 Communications Inc	54	2,935
Lincoln National Corporation	43	2,161
Linear Technology Corporation	88	3,737
Lockheed Martin Corporation	13	2,823
Loews Corporation	225	8,640
Lowe's Companies, Inc.	38	2,890
LyondellBasell Industries NV	18	1,564
M&T Bank Corporation	8	969
Macerich Company	24	1,937
Macy's Inc	81	2,833
Mallinckrodt Plc	35	2,612
Marathon Oil Corporation	452	5,691
Marathon Petroleum Corporation	110	5,702
Marriott International, Inc. Class A	42	2,816
Marsh & McLennan Companies, Inc.	34	1,885
Martin Marietta Materials, Inc.	23	3,141
Masco Corporation	115	3,255
MasterCard Incorporated Class A	15	1,460
Mattel, Inc.	78	2,119
McCormick & Company, Incorporated	119	10,182
McDonald's Corporation	29	3,426
McGraw Hill Financial, Inc.	23	2,267
McKesson Corporation	15	2,958
Mead Johnson Nutrition Company	31	2,447
Medtronic, PLC.	42	3,231
Merck & Co., Inc.	40	2,113
MetLife, Inc.	44	2,121
Michael Kors Holdings Ltd	71	2,844
Microchip Technology Incorporated	53	2,467
Micron Technology, Inc.	271	3,837
Microsoft Corporation	153	8,488
Mohawk Industries, Inc.	17	3,220
Molson Coors Brewing Company Class B	92	8,641
Mondelez International, Inc. Class A	54	2,421
Monsanto Company	22	2,167
Monster Beverage Corporation	19	2,830
Moody's Corporation	23	2,308
Morgan Stanley	178	5,662
Mosaic Company	74	2,042
Motorola Solutions, Inc.	124	8,488
Murphy Oil Corporation	258	5,792
Mylan Inc.	118	6,380
NASDAQ OMX Group, Inc.	33	1,920
National Oilwell Varco, Inc.	169	5,660
Navient Corp	510	5,840
NetApp, Inc.	129	3,422
Netflix, Inc.	12	1,373
Newell Rubbermaid Inc.	50	2,204
Newfield Exploration Company	49	1,595
Newmont Mining Corporation	92	1,655
News Corporation Class A	159	2,124
News Corporation Class B	152	2,122
NextEra Energy, Inc.	10	1,039
Nielsen N.V.	73	3,402
NIKE, Inc. Class B	45	2,813
NiSource Inc.	116	2,263

Common Stocks	Shares	Fair Value
Noble Energy, Inc.	105	$3,458
Nordstrom, Inc.	57	2,839
Norfolk Southern Corporation	31	2,622
Northern Trust Corporation	16	1,153
Northrop Grumman Corporation	15	2,832
NRG Energy, Inc.	94	1,106
Nucor Corporation	41	1,652
NVIDIA Corporation	77	2,538
Occidental Petroleum Corporation	51	3,448
Omnicom Group Inc	45	3,405
ONEOK, Inc.	199	4,907
Oracle Corporation	78	2,849
O'Reilly Automotive, Inc.	10	2,534
Owens-Illinois, Inc.	99	1,725
PACCAR Inc	45	2,133
Parker-Hannifin Corporation	44	4,267
Patterson Companies, Inc.	96	4,340
Paychex, Inc.	53	2,803
PayPal Holdings Inc	52	1,882
Pentair plc	58	2,873
People's United Financial, Inc.	352	5,685
Pepco Holdings, Inc.	88	2,289
PepsiCo, Inc.	86	8,593
PerkinElmer, Inc.	81	4,339
Perrigo Co. Plc	45	6,512
Pfizer Inc.	152	4,907
PG&E Corporation	43	2,287
Philip Morris International Inc.	97	8,527
Phillips 66	70	5,726
Pinnacle West Capital Corporation	16	1,032
Pioneer Natural Resources Company	28	3,511
Pitney Bowes Inc.	138	2,850
Plum Creek Timber Company, Inc.	67	3,197
PNC Financial Services Group, Inc.	11	1,048
PPG Industries, Inc.	16	1,581
PPL Corporation	30	1,024
Praxair, Inc.	21	2,150
Precision Castparts Corp.	19	4,408
Priceline Group Inc	1	1,275
Principal Financial Group, Inc.	25	1,125
Procter & Gamble Company	81	6,432
Progressive Corporation	134	4,261
Prologis, Inc.	44	1,888
Prudential Financial, Inc.	26	2,117
Public Service Enterprise Group Incorporation	147	5,687
Public Storage	9	2,229
PulteGroup, Inc.	214	3,813
PVH Corp.	30	2,210
Qorvo Inc	49	2,494
QUALCOMM Incorporated	51	2,549
Quanta Services, Inc.	92	1,863
Quest Diagnostics Incorporated	27	1,921
Ralph Lauren Corporation Class A	19	2,118
Range Resources Corporation	68	1,673
Raytheon Company	23	2,864
Realty Income Corporation	37	1,910
Red Hat, Inc.	104	8,612
Regeneron Pharmaceuticals, Inc.	8	4,343
Regions Financial Corporation	109	1,046
Republic Services, Inc.	48	2,112
Reynolds American Inc.	187	8,630
Robert Half International Inc.	73	3,441
Rockwell Automation, Inc.	28	2,873
Rockwell Collins, Inc.	35	3,231
Roper Industries, Inc.	10	1,898
Ross Stores, Inc.	53	2,852

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2015

Syntax 500 Series (Continued)

Common Stocks	Shares	Fair Value
Royal Caribbean Cruises Ltd.	19	$1,923
Ryder System, Inc.	58	3,296
salesforce.com, inc.	73	5,723
SanDisk Corporation	51	3,875
SCANA Corporation	21	1,270
Schlumberger NV	21	1,465
Scripps Networks Interactive, Inc. Class A	32	1,767
Seagate Technology PLC	93	3,409
Sealed Air Corporation	39	1,739
Sempra Energy	13	1,222
Sherwin-Williams Company	6	1,558
Signet Jewelers Limited	24	2,969
Simon Property Group, Inc.	10	1,944
Skyworks Solutions, Inc.	48	3,688
SL Green Realty Corp.	34	3,841
Snap-on Incorporated	13	2,229
Southern Company	22	1,029
Southwest Airlines Co.	73	3,143
Southwestern Energy Company	254	1,806
Spectra Energy Corp	196	4,692
St. Jude Medical, Inc.	52	3,212
Stanley Black & Decker, Inc.	20	2,135
Staples, Inc.	453	4,290
Starbucks Corporation	57	3,422
Starwood Hotels & Resorts Worldwide, Inc.	41	2,840
State Street Corporation	57	3,783
Stericycle, Inc.	18	2,171
Stryker Corporation	46	4,275
SunTrust Banks, Inc.	24	1,028
Symantec Corporation	136	2,856
Synchrony Financial	189	5,747
Sysco Corporation	208	8,528
T. Rowe Price Group	16	1,144
Target Corporation	39	2,832
TE Connectivity Ltd.	33	2,132
TECO Energy, Inc.	39	1,039
TEGNA INC	166	4,236
Tenet Healthcare Corporation	62	1,879
Teradata Corporation	214	5,654
Tesoro Corporation	57	6,006
Texas Instruments Incorporated	67	3,672
Textron Inc.	50	2,101
Thermo Fisher Scientific Inc.	31	4,397
Tiffany & Co.	37	2,823
Time Warner Cable Inc.	16	2,969
Time Warner Inc.	27	1,746
TJX Companies, Inc.	40	2,836
Torchmark Corporation	38	2,172
Total System Services, Inc.	29	1,444
Tractor Supply Company	19	1,625
Transocean Ltd.	154	1,907
Travelers Companies, Inc.	38	4,289
TripAdvisor, Inc.	34	2,899
Twenty-First Century Fox, Inc. Class A	79	2,146
Twenty-First Century Fox, Inc. Class B	79	2,151
Tyco International Ltd.	67	2,137
Tyson Foods, Inc. Class A	194	10,346
U.S. Bancorp	24	1,024
Under Armour, Inc. Class A	36	2,902
Union Pacific Corporation	33	2,581
UNITED CONTL HLDGS INC	55	3,152
United Parcel Service, Inc. Class B	33	3,176
United Rentals, Inc.	44	3,192
United Technologies Corporation	22	2,114
UnitedHealth Group Incorporated	29	3,412
Universal Health Services, Inc. Class B	16	1,912

Common Stocks	Shares	Fair Value
Unum Group	130	$4,328
Urban Outfitters, Inc.	123	2,798
V.F. Corporation	46	2,864
Valero Energy Corporation	81	5,728
Varian Medical Systems, Inc.	53	4,282
Ventas, Inc.	34	1,919
VeriSign, Inc.	44	3,844
VERISK ANALYTICS INC	30	2,306
Verizon Communications Inc.	183	8,458
Vertex Pharmaceuticals Incorporated	26	3,272
Viacom Inc. Class B	42	1,729
Visa Inc. Class A	18	1,396
Vornado Realty Trust	38	3,798
Vulcan Materials Company	34	3,229
W.W. Grainger, Inc.	8	1,621
Walgreens Boots Alliance	33	2,810
Wal-Mart Stores, Inc.	94	5,762
Walt Disney Company	41	4,308
Waste Management, Inc.	40	2,135
Waters Corporation	32	4,307
Wells Fargo & Company	52	2,827
Welltower Inc	28	1,905
Western Digital Corporation	57	3,423
Western Union Company	156	2,794
WestRock Co Class A	72	3,285
Weyerhaeuser Company	107	3,208
Whirlpool Corporation	14	2,056
Whole Foods Market, Inc.	252	8,442
Williams Companies, Inc.	65	1,671
Wisconsin Energy Corporation	24	1,231
Wyndham Worldwide Corporation	39	2,833
Wynn Resorts, Limited	28	1,937
Xcel Energy Inc.	35	1,257
Xerox Corporation	323	3,433
Xilinx, Inc.	80	3,758
XL Group Plc	107	4,192
Xylem Inc.	78	2,847
Yahoo! Inc.	86	2,860
YUM! Brands, Inc.	47	3,433
Zimmer Holdings, Inc.	43	4,411
Zions Bancorporation	38	1,037
Zoetis, Inc. Class A	90	4,313
Total Common Stocks
(Cost $1,421,821)		$1,645,625
Total Syntax 500 Series
(Cost $1,421,821)		$1,645,625

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2015

Percent of
Risk Group	Net Assets
Syntax 500 Series
Financials Risk Group	13.75%
Energy Risk Group	13.97%
Industrials Risk Group	13.86%
Information Tools Risk Group	13.48%
Information Products & Services Risk Group	13.56%
Consumer Risk Group	13.69%
Food Risk Group	13.71%
Healthcare Risk Group	13.92%
Total	109.93%

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

STATEMENT OF OPERATIONS

Year ended December 31, 2015

		Syntax 500
		Series
Income
Dividend income		$31,087
Interest income		5

Total income		31,092

Expenses
Custodian fees		1,250
Audit fees		3,273
Management fees		1,569
Expenses in excess of cap	2(e)	(5,965)

Total expenses		127

Net investment income		30,965

Net realized gain on investments		163,342
Net unrealized depreciation on investments		(217,050)

Net realized gains and net change in unrealized depreciation on investments		(53,708)

Net decrease in partners’ capital resulting from operations		$(22,743)

Pro-rata allocation of income
Limited Partners		$(21,201)
General Partner		(1,542)

Net change in unrealized depreciation on investments		$(22,743)

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

STATEMENT OF CHANGES IN PARTNERS’ CAPITAL

Year ended December 31, 2015

	General	Limited
	Partner	Partners	Total
Syntax 500 Series
Partners' capital January 1, 2015	$-	$-	$-

Capital contributions	118,374	1,460,031	1,578,405
Capital withdrawals	(9,124)	(49,606)	(58,730)
Net decrease in Partners' capital resulting from operations	(1,542)	(21,201)	(22,743)
Total increase in Partners' capital during the year	107,708	1,389,224	1,496,932

Partners’ capital December 31, 2015	$107,708	$1,389,224	$1,496,932

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

STATEMENT OF CASH FLOWS

Year ended December 31, 2015

Syntax 500
Series
Cash Flows from operating activities:
Net decrease in partners' capital from operations	$(22,743)
Adjustments to reconcile net increase in partners' capital from operations to net cash flows from operating activities:
Purchase of investment securities	(2,327,006)
Proceeds from disposition of investment securities	627,673
Unrealized loss on securities	217,050
Net realized gain from securities	(163,342)
Increase in interest and dividends receivable	(2,154)
Increase in amounts due to brokers	397,002
Increase in amounts due from brokers	(287,321)
Increase in accrued expenses	7,263
Net cash used in operating activities	(1,553,578)

Cash flows from financing activities:
Proceeds from contributions	1,578,405
Increase in withdrawals payable	49,606
Payments for withdrawals	(58,730)
Net cash provided by financing activities	1,569,281

Net increase in cash and cash equivalents	15,703
Beginning cash and cash equivalents balance	-
Ending cash and cash equivalents balance	$15,703

See accompanying Notes, which are an integral part of the Financial Statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2015

1.	ORGANIZATION AND PURPOSE

These financial statements report on the 500 Series within Syntax Index Series, LP only. The Syntax 500 Series is a discrete Series within Syntax Index Series, LP consisting of a broad-based, diversified US large cap equity portfolio containing the securities included in the Syntax 500 Index.

Syntax Index Series LP ("Fund" or "Partnership") was formed as a limited partnership and organized under the laws of the State of Delaware. The name was changed from Syntax 900 I, L.P. to Syntax Index Series LP on January 1, 2015. The Partnership commenced operations on November 28, 2010. The General Partner of the Partnership is Syntax 900 GP, LLC ("General Partner"). The Partnership’s investment manager is Syntax LLC (“Manager”). The name of the Manager was changed from Syntax Analytics LLC to Syntax LLC on March 23, 2015. The registered offices of the Partnership are located at 110 East 59th Street, 33rd Floor, New York, NY 10022.

On January 1, 2015, with the consent of a majority of the Limited Partners, the Partnership was restructured into a Delaware Series Limited Partnership. The Partnership also changed its name from Syntax 900 I, L.P. to Syntax Index Series LP at the time of the restructuring. Prior to the restructuring, the Partnership operated as a single investment vehicle that was managed as eleven sub-portfolios. These sub-portfolios reflect the securities included in each of the Syntax 900, 500 and 400 as well as the Syntax Financials, Energy, Industrials, Information Tools, Information Products, Consumer Products, Food and Healthcare Portfolios. In the opinion of the General Partner, it was in the best interests of the Partnership and the Limited Partners to create segregated, individually investable portfolios within the Partnership to hold securities included in each index and industry grouping described above. The assets, liabilities and income of each Series are accounted for individually and separate for other Series. The assets and liabilities of the Partnership were split among the newly created Series.

The investment objective of the Partnership and of the Syntax 500 Series is to deliver returns that provide an equity risk premium commensurate with the risk of a broad-based, diversified US large cap equity portfolio. The investment universe that Syntax uses to accomplish its investment objectives are 500 large-cap US companies. An integral part of the Fund’s investment objective is to provide this broad-based equity exposure while minimizing non-systematic risk. A portfolio is exposed to non-systematic risk when its intended weights or exposures to specific risks deviate from their original values due to changes in market values of the constituents of the portfolio. The Fund manages its portfolio’s exposure to non-systematic risk by hierarchically stratifying the constituents of its portfolio into specific predetermined risk groups and sub-groups. It then assigns specific relative weights to each predetermined risk exposure. The Fund actively maintains these risk exposures by resetting the weights no less than quarterly. Syntax believes that through this active risk management process, a portfolio’s exposure to and the impact from non-systematic risks can be minimized and Syntax can create an optimal risk profile in which the only concentrated risk is systematic. Traditional indices use another approach: capitalization weighting. These indices typically have relative weights based on their respective market capitalizations.

Because of the hierarchical risk stratification methodology used by the Fund to manage specific risk exposure and control for selection biases in a portfolio, the Fund’s investment objective is, by definition, not to provide returns consistent with a capitalization-weighted portfolio. Rather, the Fund’s investment strategy is to provide investors with normalized returns that should be expected from an equity portfolio that consistently maintains broad-based and well-distributed exposure to each risk category in its portfolio. By using Syntax’ patented attribute based bar code technology, the Fund’s strategy is to control for these selection biases that are endemic to a capitalization weighted portfolio and, thus,

SYNTAX INDEX SERIES LP

Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2015

1.	ORGANIZATION AND PURPOSE (Continued)

protect its portfolio from the downside pressure that results from non-systematic variables. By using the 500 large-cap companies as its investment universe, the Fund provides a direct ongoing comparison between these two different approaches to portfolio management.

The debts, liabilities and obligations incurred, contracted for or otherwise existing with respect to the Series are enforceable only against the assets of the Series and not against any other assets of the Partnership generally or any other Series and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Partnership generally or any other Series are enforceable against the assets of the Series.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Accounting

The financial statements are expressed in US dollars. They are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The Series is an investment company and follows accounting and reporting guidance in accounting standards codification topic 946 - Investment Companies.

(b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable and prudent. Actual results could differ from these estimates.

(c) Cash and Cash Equivalents

Cash and cash equivalents include amounts due from banks on demand and interest bearing deposits with original maturities of three months or less. There are no restrictions on cash balances. Interest is earned on excess cash held at the custodian.

(d) Investments

Security transactions are recorded on the trade date basis. Realized gains and losses are computed by use of the first-in, first-out method. Dividend income is recognized on the ex-dividend date while interest is recorded on an accruals basis.

Securities are valued as of the close of trading on the primary market in which each security trades on the reporting date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. Securities not traded on the valuation date are fair valued at the mean of the latest quoted bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

(e) Amounts Due From/to Broker

Amounts due from broker and amounts due to broker represent amounts receivable and payable resulting from trades pending settlement as of December 31, 2015.

SYNTAX INDEX SERIES LP

Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2015

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

(f) Withdrawals Payable and Accrued Expenses

Withdrawals payable represents amounts due to partners based on withdrawals effective through December 31, 2015. Expenses such as audit expense and tax preparation fees are estimated and accrued monthly. Management believes that the amounts so accrued are reasonable and reflective of actual charges incurred.

(g) Expense Cap

The General Partner has agreed to limit the expenses, including trading costs, charged to limited partners to no more than 0.10% per annum in the 500 Series. Actual expenses to the Fund exceeded this limit by $5,965 during the year which amount the General Partner reimbursed the Fund.

(h) Tax

The Partnership files annual tax returns as a combined whole and, therefore, the Series is included in the the Partnership’s annual tax filing. As a result, the following discussion is related to the Partnership as a whole and not to the Series individually. The Partnership is subject to the provisions of the Financial Accounting Standards Board’s (FASB) Codification 740-10-65-1 requirements for accounting for uncertainty in income taxes. These standards establish consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. The general partner has analyzed the Partnership's inventory of tax positions taken with respect to applicable income tax issues for all open tax years (in each respective jurisdiction) and has concluded that no provision for income tax is required in the Partnership's financial statements. The federal and state income tax returns of the Partnership for 2015 are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

(i) Recently Adopted Accounting Pronouncement

In August 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40) (“ASU 2014-15”). The pronouncement determines management’s responsibility regarding the assessment of the Series’ ability to continue as a going concern, even if the Series’ liquidation is not imminent. Currently, no similar guidance exists for management’s representation of going concern. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Series’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Series will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after 15 December 2016. Management have determined there was no significant impact on the Series’ financial statements.

SYNTAX INDEX SERIES LP

Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2015

3.	FAIR VALUE

Investments in securities are carried at fair value. Under ASC 820, "Fair Value Measurements and Disclosures" fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and lowest priority to unobservable inputs (level 3 measurements). There have been no transfers between levels within the fair value hierarch during the year ended December 31, 2015. The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities:

Level 2	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly:

Level 3	Prices or valuation that requires inputs that are both significant to the fair value measurement and unobservable.

There were no transfers between levels within the fair value hierarchy during the year ended December 31, 2015.

Assets Measured at Fair Value on a

Recurring Basis as of December 31, 2015

Description	Level 1	Level 2	Level 3	Total

Investments in publically traded shares	$1,645,625	-	-	$1,645,625

Total	$1,645,625	$-	$-	$1,645,625

4.	MANAGEMENT FEE AND PERFORMANCE ALLOCATION

The Investment Manager receives a quarterly management fee equal to one-quarter of 0.10% of the net asset value of the 500 Series. The General Partner is not entitled to receive a performance allocation. The Fund pays its direct out-of-pocket expenses such as trading costs, custodial fees and fees for accounting expenses such as audited financials subject to the limits described in Note 2(g) above.

5.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK

At December 31, 2015, the Partnership had all of its individual counterparty credit risk with Citibank N.A. in the United States. Senior debt of Citibank N.A. is rated A+ by Standard and Poors and is rated A1 by Moody’s. In addition, all cash and cash equivalents are held with Citibank N.A. in the United States. The Partnership continuously monitors the credit standing of its broker and does not expect any material losses as a result of this concentration.

SYNTAX INDEX SERIES LP

Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2015

5.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK (continued)

All securities transactions of the Partnership are cleared by registered brokers/dealers pursuant to customer agreements. In the event the brokers/dealers are unable to fulfill their obligations, the Partnership would be subject to credit risk.

6.	PORTFOLIO GAINS AND LOSSES

The 500 Series within the Fund is a passive portfolio in that it owns and maintains a portfolio of securities whose only constituents are those constituting the Syntax 500. Gains and losses for the 500 Series are allocated pro-rata to those Partners invested in the 500 Series. Except for additions and deletions to the constituent base that happen from time to time as part of the indexing process, the underlying securities in the 500 Series do not change. The primary difference between the Fund and a traditional US stock index is their approach to risk management. As opposed to capitalization-weighting the constituents, the Fund hierarchically stratifies the constituents into specific risk exposures. The Fund manages the portfolio’s specific risk exposure using a predetermined weighting algorithm for each group and each hierarchically ordered sub-group. Because the constituents of the Series are dynamic and their relative market values change over time, the relative weights of these risk groups will change over time also. To adjust for this, the Fund resets the relative weights of each risk group within the Series on a quarterly basis. This process by which the Fund resets risk exposures will generate inter-period gains and losses. The only source of gains and/or losses from the sales of securities for the Fund is from this quarterly rebalancing process of resetting the relative risk exposures of the constituents within each Series of the Fund and from additions and deletions to the portfolio as the underlying constituents change.

Net
	Net			Increase/(Decrease)
	Investment	Realized	Unrealized	in Assets from
Index Series	Income	Gain/(Loss)	Gain/(Loss)	Operations
Syntax 500 Series	30,965	163,342	(217,050)	(22,743)

7.	COMMITMENTS AND CONTINGENCIES

Management is aware of no outstanding commitments or contingencies.

SYNTAX INDEX SERIES LP

Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2015

8.	FINANCIAL HIGHLIGHTS

The following represents operating performance of the 500 Series within the Fund, ratios to average net assets and total return information for the year ended December 31, 2015:

Syntax 500 Series Financial Highlights:
Total return to limited partners (a)	-1.44%
Ratio of expenses to average limited partners’ capital (b)	0.01%
Ratio of net investment income to average limited partners’ capital (c)	1.98%

(a)	Total return is calculated based on net asset value for the limited partner class taken as a whole. An individual investor’s return may vary from these returns based on timing of capital transactions.

(b)	The expense ratio is calculated as a percentage of average net assets and is calculated for the limited partner class taken as a whole. The ratio in the table above is net of Expenses in excess of cap. The computation of such ratios based on the amount of expenses assessed to an individual investor’s capital may vary from these ratios based on the timing of capital transactions.

(c)	The ratio of net investment income is calculated as a percentage of average net assets.

9.	RELATED PARTY TRANSACTIONS

Management fees

The Investment Manager (Syntax Analytics LLC) is entitled to receive a management fee at an annual rate of 0.30% calculated based on assets under management as of the last day of each calendar quarter. Management fees are charged at the Series level and vary by Series. Management fees are charged to the 500 Series at 0.10% per annum and totaled $1,569 during the year.

Capital Transactions

The General Partner had $107,705 invested in the 500 Series at December 31, 2015. Persons who are members of the General Partner’s family had $ 122,431 invested in the 500 Series at December 31, 2015 and management of the Investment Manager had $4,563 invested in the 500 Series at December 31, 2015.

SYNTAX INDEX SERIES LP

Syntax 500 Series

NOTES TO THE FINANCIAL STATEMENTS (continued)

December 31, 2015

10.	SUBSEQUENT EVENTS

In connection with the preparation of the accompanying financial statements as of December 31, 2015, management has evaluated the impact of all subsequent events on the Fund through February 28, 2018, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure other than as set forth below.

Subsequent to December 31, 2015, there have been partnership contributions and withdrawals to the 500 Series as follows:

Period from January 1, 2016 through February 28, 2018

	General Partner	Limited Partners	Total
Contributions	$1,500,000	$26,117,443	$27,617,443
Withdrawals	$(149,748)	$(176,405)	$(326,153)
Total	$1,350,252	$25,941,038	$27,291,290

APPENDIX A

PROXY VOTING POLICIES

Background

An investment adviser has a duty of care and loyalty to its Clients and Investors with respect to monitoring corporate events and exercising proxy authority in the best interests of such Clients and Investors. VCG will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

As an investment advisor, VCG may have the authority to vote proxies relating to securities on behalf of clients. In certain circumstances, when permitted by the client VCG may outsource the proxy voting. These policies and procedures are designed to deal with the complexities which may arise in cases where VCG's interests conflict or appear to conflict with the interests of its clients and to communicate to clients the methods and rationale whereby VCG exercises proxy authority. This document is available to any client upon request. VCG will also make available the record of VCG's votes promptly upon request.

The CCO of VCG is responsible for monitoring the effectiveness of this policy. Unless contractually obligated to vote in a certain manner, VCG will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. Where VCG deviates from the guidelines listed below, or depends upon a third party to make the decision, the reasons shall be documented. VCG may consult with such other experts, such as CPA's, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

Non-Voting of Proxies

VCG will generally not vote proxies in the following situations:

•	Proxies are received for equity securities where, at the time of receipt, VCG's position, across all clients that it advises, is less than, or equal to, 1% of the total outstanding voting equity (an "immaterial position").
•	Proxies are received for equity securities where, at the time of receipt, VCG's Clients and Investors no longer hold that position.

Management Proposals

Absent good reason to the contrary, VCG will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

A-1

VCG will generally vote for routine matters proposed by issuer management, such as setting a time or place for an annual meeting, changing the name or fiscal year of the company, or voting for directors in favor of the management proposed slate. Other routine matters in which VCG will generally vote along with company management include: appointment of auditors, fees paid to board members, and change in the board structure. As long as the proposal does not: i) measurably change the structure, management, control or operations of the company; ii) measurably change the terms of, or fees or expenses associated with, an investment in the company; and the proposal is consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company, VCG will generally vote along with management.

Non-Routine Matters

Non-routine matters might include such things as:

•	Amendments to management incentive plans
•	The authorization of additional common or preferred stock
•	Initiation or termination of barriers to takeover or acquisition
•	Mergers or acquisitions
•	Corporate reorganizations
•	"Contested" director slates

In non-routine matters, VCG will attempt to be generally familiar with the questions at issue. Non- routine matters will be voted on a case-by-case basis, given the complexity of many of these issues.

Processing Proxy Votes

The CCO will be responsible for determining whether each proxy is for a "routine" matter, as described above, and whether the Policy and Procedures set forth herein actually address the specific issue. For proxies that are not clearly "routine", VCG, in conjunction with the CCO, will determine how to vote each such proxy by applying these policies and procedures. Upon making a decision, the proxy will be executed and returned for submission to the company. VCG's proxy voting record will be updated at the time the proxy is submitted.

An independent proxy voting advisory and research firm may be appointed as a "Proxy Service" for voting VCG's proxies after approval by the CCO.

Documenting Proxy Voting

VCG will maintain copies of each proxy statement received and of each executed proxy; however, VCG may rely on the SEC's EDGAR system for records of proxy statements. VCG will also maintain records relating to each proxy, including the voting decision on each proxy, and any documents that were material to making the voting decision.

A-2

VCG will also maintain a record of each written request from a Client or Investor for proxy voting information and VCG's written response to any request from a Client or Investor for proxy voting information. These records shall be maintained in compliance with Rule 204-2.

Actual and Apparent Conflicts of Interest

Potential conflicts of interest between VCG and its clients may arise when VCG's relationships with an issuer or with a related third party actually conflict, or appear to conflict, with the best interests of the VCG's clients.

If the issue is specifically addressed in these policies and procedures, VCG will vote in accordance with these policies. In a situation where the issue is not specifically addressed in these Policies and Procedures and an apparent or actual conflict exists, VCG shall either: i) delegate the voting decision to an independent third party; ii) inform clients of the conflict of interest and obtain advance consent of a majority of such clients for a particular voting decision; or iii) obtain approval of a voting decision from VCG's CCO, who will be responsible for documenting the rationale for the decision made and voted.

In all such cases, VCG will make disclosures to clients of all material conflicts and will keep documentation supporting its voting decisions.

A-3

Syntax ETF Trust

PART C - OTHER INFORMATION

Item 28.	Exhibits

(a)		Declaration of Syntax ETF Trust (“Registrant”) is incorporated herein by reference to Exhibit (a) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on January 18, 2017.

(b)		By-Laws of the Registrant are incorporated herein by reference to Exhibit (a) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on January 18, 2017.

(c)		Not applicable.

(d)	(i)	Investment Advisory Agreement by and between Registrant and Syntax Advisors, LLC, is incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

	(ii)	Investment Sub-Advisory Agreement by and between Syntax Advisors, LLC and Vantage Consulting Group, is incorporated herein by reference to Exhibit (d)(ii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

	(iii)	Expense Limitation and Reimbursement Agreement by between the Registrant and the Syntax Advisors, LLC, is incorporated herein by reference to Exhibit (d)(iii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(e)		ETF Distribution Agreement by and between Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(f)		Not Applicable.

(g)		Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(h)	(i)	Administration Agreement by and between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(i) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

	(ii)	Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(ii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

	(iii)	Fund CCO and AMLO Agreement with Foreside Fund Officer Services, LLC, is incorporated herein by reference to Exhibit (h)(iii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(i)		Opinion and consent of counsel, is filed herewith.

(j)	(i)	Consent of Independent Registered Public Accounting Firm, is filed herewith.

	(ii)	Consent of Independent Auditors, is filed herewith.

(k)		Not Applicable.

(l)		Not Applicable.

(m)		Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(n)		Not Applicable.

(o)		Reserved.

(p)	(i)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(i) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

	(ii)	Code of Ethics of Syntax Advisors, LLC is incorporated herein by reference to Exhibit (p)(ii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018..

	(iii)	Code of Ethics of Vantage Consulting Group is incorporated herein by reference to Exhibit (p)(iii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018..

	(iv)	Code of Ethics of Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (p)(iv) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018..

(q)		Power of Attorney is incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018..

Item 29.	Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Additionally, see the “Control Persons and Principal Holders of Securities” section of the Statement of Additional Information for a list of shareholders who own more than 5% of the fund’s outstanding shares and such information is incorporated by reference to this Item.

Item 30.	Indemnification

Reference is made to Section 8 of the Registrant’s Trust Instrument referenced in Item 28(a)(1) with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 8.1           General Provisions.

Section 8.1.1           General Limitation of Liability. No personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment advisor, subadvisor, principle underwriter or custodian of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee. Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any Trustee in connection with Trust shall be conclusively deemed to have been executed or done only in or with respect to their, his or her capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

Section 8.1.2           Notice of Limited Liability. Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall recite that the same was executed or made by or on behalf of the Trust by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust or belonging or attributable to a Series or Class thereof, and may contain such further recitals as they, he or she may deem appropriate, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

Section 8.1.3           Liability Limited to Assets of the Trust. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust or belonging to a Series or Class thereof, as appropriate, for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Section 8.2           Liability of Trustee. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon the Trust, the Shareholders and any other person dealing with the Trust. The liability of this Trustees, however, shall be limited by this Section 8.2.

Section 8.2.1           Liability for Own Actions. A Trustee shall be liable to the Trust or the Shareholders only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

Section 8.2.2           Liability for Actions of Others. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, advisor, administrative distributor, principal underwriter, custodian, transfer agent, dividend disbursing agent, Shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for any act or omission of any other Trustee.

Section 8.2.3           Advice of Experts and Reports of Others. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees hereunder, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. In discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officers appointed by them, any independent public accountant and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of any other party to any contract entered into hereunder.

Section 8.2.4           Bond. Except as provided for in Section 8.5.4, the Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 8.2.5           Declaration of Trust Governs Issues of Liability. The provisions of this Declaration of Trust, to the extent that they restrict the duties and liabilities of the Trustees otherwise existing at law or in equity, are agreed by the Shareholders and all other Persons bound by this Declaration of Trust to replace such other duties and liabilities of the Trustees.

Section 8.3           Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon the order of the Trustees.

Section 8.4           Liability of Shareholders. Without limiting the provisions of this Section 8.4 or the DSTA, the Shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware.

Section 8.4.1           Limitation of Liability. No personal liability for any debt or obligation of the Trust shall attach to any Shareholder or former Shareholder of the Trust, and neither the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise.

Section 8.4.2           Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder’s ownership of any Shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust shall, upon request by the Shareholder or former Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Section 8.5           Indemnification.

Section 8.5.1           Indemnification of Covered Persons. Subject to the exceptions and limitations contained in Section 8.5.2, every person who is or has been a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof.

Section 8.5.2           Exceptions. No indemnification shall be provided hereunder to a Covered Person:

(a)          for any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Persons engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b)          with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)          in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.2) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

Section 8.5.3           Rights of Indemnification. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Section 8.5.4           Expenses of Indemnification. Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 8.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 8.5, provided that either:

(a)          Such undertaking is secured by a surety bond or some other appropriate security of the Trust shall be insured against losses arising out of any such advances; or

(b)          a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is a reason to believe that the recipient ultimately will be found entitled to indemnification.

Section 8.5.5           Certain Defined Terms Relating to Indemnification. As used in this Section 8.5, the following words shall have the meanings set forth below:

(a)          “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened;

(b)          a “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and

(c)          “Liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Section 8.6           Jurisdiction, Venue, and Waiver of Jury Trial. In accordance with Section 3804(e) of the DSTA, any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, this Declaration of Trust or the Trust, any Series or Class or any Shares, including any claim of any nature against the Trust, any Series or Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and all Shareholders and other such Persons hereby irrevocably consent to the jurisdiction of such courts (and the appropriate appellate courts therefrom) in any such suit, action or proceeding and irrevocably waive, to the fullest extent permitted by law, any objection they may make now or hereafter have to the laying of the venue of any such suit, action or proceeding in such court or that any such suit, action or proceeding brought in any such court has been brought in an inconvenient forum and further, IN CONNECTION WITH ANY SUCH SUIT, ACTION, OR PROCEEDING BROUGHT IN THE SUPERIOR COURT IN THE STATE OF DELAWARE, ALL SHAREHOLDERS AND ALL OTHER SUCH PERSONS HEREBY IRREVOCABLY WAIVE THE RIGHT TO A TRIAL BY JURY TO THE FULLEST EXTENT PERMITTED BY LAW. All Shareholders and other such persons agree that service of summons, complaint or other process in connection with any proceedings may be made by registered or certified mail or by overnight courier addressed to such person at the address shown on the books and records of the Trust for such person or at the address of the person shown on the books and records of the Trust with respect to the Shares that such person claims an interest in. Service of process in any such suit, action or proceeding against the Trust or any Trustee or officer of the Trust may be made at the address of the Trust’s registered agent in the State of Delaware. Any service so made shall be effective as if personally made in the State of Delaware.

Item 31.	Business and Other Connections of Investment Adviser

Syntax Advisors, LLC (the “Adviser”) serves as the investment adviser for the Registrant with respect to each of its series.  The principal business address of the Adviser is 110 East 59th Street, 33rd Floor New York, NY 10022.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated March 28, 2018.

Vantage Consulting Group (the “Sub-Adviser”) serves as the investment sub-adviser for the Registrant with respect to each of its series.  The principal business address of the Sub-Adviser is 3500 Pacific Ave. Virginia Beach, VA 23451.  With respect to the Sub-Adviser, the response to this Item is incorporated by reference to the Sub-Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated March 29, 2018.

The Adviser’s and Sub-Adviser’s respective Form ADVs may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters.

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	American Beacon Funds
5.	American Beacon Select Funds
6.	Archstone Alternative Solutions Fund
7.	Ark ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Center Coast MLP & Infrastructure Fund
14.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
15.	Context Capital Funds
16.	CornerCap Group of Funds
17.	Corsair Opportunity Fund
18.	Direxion Shares ETF Trust
19.	Eaton Vance NextShares Trust
20.	Eaton Vance NextShares Trust II
21.	EIP Investment Trust
22.	Evanston Alternative Opportunities Fund
23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
24.	FEG Absolute Access Fund I LLC
25.	FlexShares Trust
26.	Forum Funds
27.	Forum Funds II
28.	FQF Trust
29.	FSI Low Beta Absolute Return Fund
30.	Guiness Atkinson Funds
31.	Henderson Global Funds
32.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
33.	Horizons ETF Trust
34.	Infinity Core Alternative Fund
35.	Ironwood Institutional Multi-Strategy Fund LLC
36.	Ironwood Multi-Strategy Fund LLC
37.	John Hancock Exchange-Traded Fund Trust
38.	Lyons Funds
39.	Manor Investment Funds
40.	Miller/Howard Funds Trust

41.	Miller/Howard High Income Equity Fund
42.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
43.	Montage Managers Trust
44.	Palmer Square Opportunistic Income Fund
45.	PENN Capital Funds Trust
46.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
47.	Pine Grove Alternative Institutional Fund
48.	Plan Investment Fund, Inc.
49.	PMC Funds, Series of Trust for Professional Managers
50.	Quaker Investment Trust
51.	Ramius Archview Credit and Distressed Feeder Fund
52.	Ramius Archview Credit and Distressed Fund
53.	Recon Capital Series Trust
54.	Renaissance Capital Greenwich Funds
55.	RMB Investors Trust (f/k/a Burnham Investors Trust)
56.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
57.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
58.	Salient MF Trust
59.	SharesPost 100 Fund
60.	Sound Shore Fund, Inc.
61.	Steben Alternative Investment Funds
62.	Steben Select Multi-Strategy Fund
63.	Syntax ETF Trust
64.	Strategy Shares
65.	The 504 Fund (f/k/a The Pennant 504 Fund)
66.	The Community Development Fund
67.	Third Avenue Trust
68.	Third Avenue Variable Series Trust
69.	TIFF Investment Program
70.	Turner Funds
71.	U.S. Global Investors Funds
72.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
73.	Wintergreen Fund, Inc.
74.	WisdomTree Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	President, Principal Executive Officer
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(a)	Syntax Advisors, LLC, 110 East 59th Street, 33rd Floor New York, NY 10022 (records as investment adviser);

(b)	Vantage Consulting Group, 3500 Pacific Ave. Virginia Beach, VA 23451;

(c)	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111

(records as administrator, custodian and transfer agent); and

(d)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records as distributor).

Item 34.	Management Services

The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 23rd day of October, 2018.

SYNTAX ETF TRUST

By:	/s/Rory B. Riggs
Rory B. Riggs
Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 6 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Rory B. Riggs	Chief Executive Officer (Principal Executive Officer) and Trustee	October 23, 2018
Rory B. Riggs

/s/ Kathy Cuocolo	President, Treasurer (Principal Financial Officer) and Trustee	October 23, 2018
Kathy Cuocolo

/s/ Deborah Fuhr*	Trustee	October 23, 2018
Deborah Fuhr

/s/ George Hornig*	Trustee	October 23, 2018
George Hornig

/s/ Richard Lyons*	Trustee	October 23, 2018
Richard Lyons

/s/ Stewart Myers*	Trustee	October 23, 2018
Steward Myers

* by: /s/ Kathy Cuocolo
Kathy Cuocolo (Attorney-in-Fact and pursuant to Power of Attorney)

Exhibit Index

Exhibit	Document
(i)	Opinion and consent of counsel
(j)(i)	Consent of Independent Registered Public Accounting Firm
(j)(ii)	Consent of Independent Auditors